                                  [FRONT COVER]


                                 [MOUNTAIN LOGO]

                                 WESTCORE FUNDS


                         EQUITY & BOND FUNDS PROSPECTUS

               [Black and white photograph of mountain and trees]

                                 October 1, 1999



               WESTCORE EQUITY FUNDS


          Westcore MIDCO Growth Fund
     Westcore Growth and Income Fund
             Westcore Blue Chip Fund
   Westcore Mid-Cap Opportunity Fund
 Westcore Small-Cap Opportunity Fund




                 WESTCORE BOND FUNDS


        Westcore Long-Term Bond Fund
Westcore Intermediate-Term Bond Fund
   Westcore Colorado Tax-Exempt Fund



                   -------------------------------------------------------------
                   Westcore Funds are managed by Denver Investment Advisors LLC.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

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[MOUNTAIN LOGO] WESTCORE FUNDS             Better research makes the difference.

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October 1, 1999
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                                TABLE OF CONTENTS

                                                                           PAGES

RISK/RETURN SUMMARY............................................................1
Westcore Equity Funds..........................................................1
Westcore Bond Funds............................................................3
Bar Charts and Performance Tables..............................................5
Fees and Expenses of the Funds.................................................9

TYPES OF INVESTMENT RISK......................................................11

HOW TO INVEST AND OBTAIN INFORMATION..........................................18
How to Contact Westcore Funds.................................................18
Purchasing Shares.............................................................19
Exchanging Shares.............................................................21
Redeeming Shares..............................................................22
Additional Information on Telephone and Online Service........................23
General Account Policies......................................................24
Distributions and Taxes.......................................................27
Management of the Funds.......................................................29
Financial Highlights..........................................................31

APPENDIX ....................................................................A-1
Prior Performance of Investment Adviser for Growth and Income Investing......A-1
Bond Rating Categories.......................................................B-1
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         370 Seventeenth Street - Suite 3100 - Denver, Colorado 80202 -
                             1-800-392-CORE (2673)

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EQUITY & BOND FUNDS PROSPECTUS

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RISK/RETURN SUMMARY

WESTCORE EQUITY FUNDS

         THE WESTCORE EQUITY FUNDS are designed for long-term investors seeking capital appreciation who can tolerate the risks associated with investments in common stocks.

WHAT ARE THE INVESTMENT OBJECTIVES OF THE WESTCORE EQUITY FUNDS?

WESTCORE GROWTH FUNDS:

         WESTCORE MIDCO GROWTH FUND - long-term capital appreciation by investing primarily in medium-sized growth companies.

         WESTCORE GROWTH AND INCOME FUND - long-term total return by investing in equity securities selected for their growth potential and income-producing abilities.

WESTCORE VALUE FUNDS:

         WESTCORE BLUE CHIP FUND - long-term total return by investing in stocks of large, well-established companies whose stocks appear to be undervalued.

         WESTCORE MID-CAP OPPORTUNITY FUND - long-term capital appreciation by investing primarily in medium-sized companies whose stocks appear to be undervalued.

         WESTCORE SMALL-CAP OPPORTUNITY FUND - long-term capital appreciation primarily through investments in companies with small capitalizations whose stocks appear to be undervalued.

Upon notice to shareholders, each fund's investment objective may be changed by the Trust's Board of Trustees without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE EQUITY FUNDS?

WESTCORE GROWTH FUNDS: emphasize investments in companies that have the potential to grow their earnings faster than the general economy.

The portfolio managers of the Growth Funds work with a team of analysts who perform intensive research to identify companies in businesses and economic sectors with attractive growth prospects. Each analyst focuses on specific industries' products, services and competitive environments. To identify attractive stocks for the Growth Funds, they study a company's business by analyzing its financial information, industry, markets and competitors, frequently visiting their operations and/or interviewing management. Generally, a company is considered for a Fund if the portfolio managers believe the company's management team has the ability to execute their business plans and increase market share with innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks may be sold when conditions have changed and the company's prospects are no longer attractive.

         WESTCORE MIDCO GROWTH FUND invests primarily in the common stock of medium-sized companies. Medium-sized companies may benefit from factors such as new products and services and more entrepreneurial management. These companies may also have better opportunities for growth by increasing their shares of the markets they serve.

         Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies whose market capitalizations, at the time of purchase, are between $500 million and $14 billion.

         WESTCORE GROWTH AND INCOME FUND invests primarily in the common stock of large- and medium-sized companies. The Fund may invest up to 25% of its total assets in bonds convertible into common stock, which provide greater income while maintaining similar characteristics of common stocks. This Fund is designed to outperform


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Questions?  Call 1-800-392-CORE (2673)                                         1
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         the total return of the S&P 500 Index while seeking comparable dividend levels and risk.

WESTCORE VALUE FUNDS: emphasize investments in companies that are undervalued and have improving business prospects due to strong company and industry dynamics.
         The portfolio managers research historical data using computer power and mathematical techniques to identify characteristics of companies whose stock prices increased more than the general market in the past. They have developed and continue to enhance proprietary computer models from this data to identify companies with the potential for price appreciation. The process uncovers companies that appear to be undervalued based on factors such as low price-to-earnings, low price-to-cash flow and low price-to-book value ratios. In addition, the model incorporates factors such as earnings and price momentum, which assist in the timing of purchase and sell decisions. Companies that meet this criteria are then researched by the Funds' portfolio managers for signs of solid or improving businesses, such as new products or services, innovative management and improving growth prospects. A Fund may sell a stock when the model indicates it is no longer undervalued or its fundamental business changes. The following describes our three Value Funds, which execute this strategy for the large-, medium- and small-company universes.

         WESTCORE BLUE CHIP FUND invests in approximately 50 large, well-established companies whose stocks appear to be undervalued. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics may result in increased stability for the company and a lower-risk investment for the Fund.

         WESTCORE MID-CAP OPPORTUNITY FUND invests primarily in medium-sized companies whose stocks appear to be undervalued. Medium-sized companies may benefit from factors such as new products and services and more entrepreneurial management. These companies may also have better opportunities for growth by increasing their shares of the markets they serve.

         Under normal market conditions, at least 65% of the value of this Fund's total assets is invested in companies with market capitalizations of $500 million to $14 billion at the time of purchase.

         WESTCORE SMALL-CAP OPPORTUNITY FUND invests primarily in small companies with unrecognized potential whose stocks appear to be undervalued. Small companies may benefit from factors such as new products and services and more entrepreneurial management. Small company stocks may have higher return/risk potential than larger company stocks.

         Under normal market conditions, at least 65% of the value of this Fund's total assets is invested in companies with market capitalizations of $2.5 billion or less at the time of purchase.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE EQUITY FUNDS?

         As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, each of the Equity Funds is subject to the additional risk that the particular types of stocks held by the Fund will underperform other stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Equity Funds.

         Westcore Small-Cap Opportunity Fund is subject to the additional risk that the stocks of smaller and newer issuers can be more volatile and more speculative for reasons such as lack of financial resources, product diversification and competitive strengths of larger companies. Therefore the value of this Fund may be more volatile.

         An investment in these Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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2
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EQUITY & BOND FUNDS PROSPECTUS

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 WESTCORE BOND FUNDS

         THE WESTCORE BOND FUNDS are designed for long-term investors seeking current income who can tolerate the risks associated with investing in bonds.

WHAT ARE THE INVESTMENT OBJECTIVES OF THE WESTCORE BOND FUNDS?

         WESTCORE LONG-TERM BOND FUND - long-term total rate of return by investing primarily in investment-grade bonds.

         WESTCORE INTERMEDIATE-TERM BOND FUND - current income with less volatility of principal than funds with longer maturities by investing primarily in investment-grade bonds.

         WESTCORE COLORADO TAX-EXEMPT FUND - income exempt from both federal and Colorado state personal income taxes by emphasizing insured Colorado municipal bonds with intermediate maturities.

Upon notice to shareholders, each Fund's investment objective may be changed by the Trust's Board of Trustees without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE BOND FUNDS?

         WESTCORE INTERMEDIATE-TERM BOND FUND and WESTCORE LONG-TERM BOND FUND invest primarily in investment-grade bonds -- those rated in the top four rating categories by nationally recognized rating agencies such as Moody's or Standard and Poor's. The dollar-weighted average quality is expected to be "A" or better. An "A" rating typically is the third highest of four investment-grade categories, and includes upper medium-grade bonds with strong capacity to pay interest or repay principal. Westcore Intermediate-Term Bond Fund maintains an average dollar-weighted maturity of between 3 and 6 years and Westcore Long-Term Bond Fund at least 10 years.

         The Funds emphasize corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the portfolio manager and analysts' research to identify companies with stable or improving credit characteristics, which may result in price appreciation. In addition, the Funds invest in other securities, including REITs and mortgage-backed and asset-backed bonds, which may also offer higher interest yield than government bonds. The attractiveness of REITs and corporate, mortgage- and asset-backed bonds relative to government bonds is monitored to determine the target weightings for each sector. The combination of valuation and a disciplined credit research process is the basis for buy/sell decisions.

         WESTCORE COLORADO TAX-EXEMPT FUND invests at least 80% of its assets in bonds issued by or on behalf of the state of Colorado ("Colorado Obligations"), other states, territories and possessions of the United States, the District of Columbia and their respective authorities, instrumentalities and political subdivisions ("Tax-Exempt Obligations"). The Fund normally will invest at least 65% of its total assets in Colorado Obligations. The Fund maintains an average dollar-weighted maturity of between 7 and 10 years.

         The investment adviser invests in Colorado municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more rating agencies. The Fund may invest up to 10% of its total assets in Colorado municipal bonds rated at the time of purchase in the fourth highest investment-grade category. The fourth category is the lowest investment-grade category, and these obligations have speculative characteristics. The Fund may invest in unrated bonds if the portfolio manager determines they are comparable in quality to instruments that meet the Fund's rating requirements.

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Questions?  Call 1-800-392-CORE (2673)                                         3

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[Mountain logo] WESTCORE FUNDS

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         The portfolio manager's strategy emphasizes quality. To fully understand the issuers' ability to generate revenues or levy taxes in order to meet their obligations, the portfolio manager and a team of analysts researches the financial condition of various counties, public projects, school districts and taxing authorities whose bonds the Fund owns or may purchase. The Fund holds bonds from all areas of the state to reduce the risk to the portfolio of any one local economy that is suffering. The portfolio manager enhances the quality of the Fund by investing at least 75% of the assets in bonds where the risk of interest and principal payment default is protected by a third-party insurer.


ALL WESTCORE BOND FUNDS

         If the rating on an obligation held by a Fund is reduced below the Fund's rating requirements, the investment adviser will sell the obligation when it is in the Fund's best interest to do so.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE BOND FUNDS?

         Although bond funds may fluctuate less in value than equity funds, bond fund returns and yields will vary. Therefore you could lose money by investing in the Bond Funds.

         A principal risk of investing in bond funds is that the value of these securities will fall if interest rates rise (interest rate risk). Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Fund's net asset value (NAV) will likewise decrease. Another principal risk associated with bond funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

         A general decline in interest rates may result in prepayments of certain obligations the Funds will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

         The Westcore Colorado Tax-Exempt Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds. Also, the Fund's performance may be dependent upon fewer securities than is the case with a less concentrated portfolio, such as a national tax-exempt fund. The Westcore Colorado Tax-Exempt Fund is not diversified.

         An investment in these Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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4

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EQUITY & BOND FUNDS PROSPECTUS

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BAR CHARTS AND
PERFORMANCE TABLES        The bar charts and tables provide indication of
                          risk of investing in the Funds by showing changes in the Funds' performance from year to year and by showing how the Funds' average annual returns for one, five and ten years compare with those of a widely recognized, unmanaged index of common stock or bond prices, as appropriate. The bar charts and performance tables assume reinvestment of dividends and distributions. The Funds' past performance does not necessarily indicate how they will perform in the future. No performance is included for the Mid-Cap Opportunity Fund, as it has been in operation for less than one full calendar year.

                           WESTCORE MIDCO GROWTH FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31(%)
--------------------------------------------------------------------------------

                                    [GRAPH]

89       90       91       92      93       94       95       96       97      98
29.17    4.42     67.04    6.45    17.47    -1.01    27.42    16.99    14.89   10.40

The Fund's year-to-date return for the period ended June 30, 1999 was 11.84%.

BEST QUARTER:               Q 1 `91         28.82%

WORST QUARTER:              Q 3 `98        -18.75%


 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           1 YEAR        5 YEARS      10 YEARS         SINCE INCEPTION
                                                                                      (AUGUST 1, 1986)
WESTCORE MIDCO GROWTH FUND                 10.40%        13.35%        18.08%              15.27%

RUSSELL MIDCAP GROWTH                      17.87%        17.33%        17.30%              15.04%

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap companies are comprised of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.


                         WESTCORE GROWTH AND INCOME FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31(%)
--------------------------------------------------------------------------------

                                    [GRAPH]

89       90       91       92      93       94       95       96       97      98
26.36    -2.80    31.21    4.96    11.33    -8.39    22.45    23.25    27.25   6.63

 The Fund's year-to-date return for the period ended June 30, 1999 was 11.99%.

BEST QUARTER:               Q 4 `98         19.59%

WORST QUARTER:              Q 3 `98        -16.81%


 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           1 YEAR        5 YEARS      10 YEARS         SINCE INCEPTION
                                                                                       (JUNE 1, 1988)
WESTCORE GROWTH AND INCOME FUND             6.63%        13.40%        13.44%              12.77%

S&P 500 INDEX                              28.58%        24.05%        19.20%              18.94%

The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500 Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.



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Questions?  Call 1-800-392-CORE (2673)                                         5

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[Mountain logo] WESTCORE FUNDS

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                             WESTCORE BLUE CHIP FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31(%)
--------------------------------------------------------------------------------

                                   [GRAPHIC]

89       90       91       92      93       94       95       96       97      98
20.55    -0.26    34.48    2.04    12.43    0.36     36.43    21.24    30.92   17.88

The Fund's year-to-date return for the period ended June 30, 1999 was 6.80%.

BEST QUARTER:               Q 4 `98         20.31%

WORST QUARTER:              Q 3 `90        -15.63%


 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           1 YEAR        5 YEARS      10 YEARS         SINCE INCEPTION
                                                                                       ( JUNE 1, 1988)
WESTCORE BLUE CHIP FUND                    17.88%        20.69%        16.94%              15.72%

S&P 500 INDEX                              28.58%        24.05%        19.20%              18.94%


The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500 Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.


                       WESTCORE SMALL-CAP OPPORTUNITY FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31(%)
--------------------------------------------------------------------------------

                                   [GRAPHIC]

94       95       96       97       98
0.33     29.48    25.58    27.78    -5.73

The Fund's year-to-date return for the period ended June 30, 1999 was -3.70%.

BEST QUARTER:               Q 3`97          15.95%

WORST QUARTER:              Q 3`98         -20.56%


 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           1 YEAR        5 YEARS         SINCE INCEPTION
                                                                       (DECEMBER 28, 1993)
WESTCORE SMALL-CAP OPPORTUNITY FUND        -5.73%        13.91%              14.43%

RUSSELL 2000 INDEX                         -2.57%        11.87%              11.87%


The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 is widely regarded in the industry as an index that accurately reflects the universe of small capitalization stocks. The Russell 2000 Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.


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6

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EQUITY & BOND FUNDS PROSPECTUS

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                          WESTCORE LONG-TERM BOND FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31(%)
--------------------------------------------------------------------------------

                                   [GRAPHIC]

89       90       91       92      93       94       95       96       97      98
15.69    5.14     19.44    8.93    15.92    -7.13    26.69    0.74     13.95   10.21

The Fund's year-to-date return for the period ended June 30, 1999 was -5.72%.

BEST QUARTER:               Q 2 `89         9.62%

WORST QUARTER:              Q 1 `96        -5.04%


 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           1 YEAR        5 YEARS      10 YEARS         SINCE INCEPTION
                                                                                       (JUNE 1, 1988)
WESTCORE LONG-TERM BOND FUND               10.21%         8.27%        10.56%              10.57%

LEHMAN BROTHERS LONG-TERM                  11.76%         9.12%        11.30%              11.47%
GOVERNMENT/CORPORATE BOND INDEX


The Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt. The Index includes bonds with maturities of ten years or longer. The Lehman Brothers Long-Term Government/Corporate Bond Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.


30-DAY YIELD AS OF MAY 31, 1999:            5.87%

CURRENT YIELD INFORMATION: For current yield information please call 1-800-392-CORE (2673).


                      WESTCORE INTERMEDIATE-TERM BOND FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31(%)
--------------------------------------------------------------------------------

                                   [GRAPHIC]

89       90       91       92      93       94       95       96       97      98
11.23    1.57     20.23    7.14    9.87     -3.38    15.01    3.79     8.25    6.47

The Fund's year-to-date return for the period ended June 30, 1999 was -0.35%.

BEST QUARTER:               Q 2 `89         6.12%

WORST QUARTER:              Q 1 `94        -2.62%


 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           1 YEAR        5 YEARS      10 YEARS         SINCE INCEPTION
                                                                                       (JUNE 1, 1988)
WESTCORE INTERMEDIATE-TERM BOND FUND        6.47%         5.86%         7.83%               7.76%

LEHMAN BROTHERS INTERMEDIATE-TERM           8.42%         6.59%         8.51%               8.42%
GOVERNMENT/CORPORATE BOND INDEX


The Lehman Brothers Intermediate-Term Government/Corporate Bond Index is an unmanaged index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt. The Lehman Brothers Intermediate Government/Corporate Bond Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.


30-DAY YIELD AS OF MAY 31, 1999:            5.81%

CURRENT YIELD INFORMATION: For current yield information please call 1-800-392-CORE (2673).


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                         7

[Mountain logo] WESTCORE FUNDS

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[Black and white photograph of mountain and trees]

                        WESTCORE COLORADO TAX-EXEMPT FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31(%)
--------------------------------------------------------------------------------

[GRAPHIC]

92       93       94       95       96      97       98
8.08     9.89     -3.24    13.03    4.29    7.35     5.59

The Fund's year-to-date return for the period ended June 30, 1999 was -1.84%.

BEST QUARTER:               Q 1 `95         5.18%

WORST QUARTER:              Q 1 `94        -3.64%


 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                           1 YEAR        5 YEARS         SINCE INCEPTION
                                                                         (JUNE 1, 1991)
WESTCORE COLORADO TAX-EXEMPT FUND           5.59%         5.27%               6.67%

LEHMAN BROTHERS 10-YEAR TAX-EXEMPT          6.76%         6.35%               7.98%
BOND INDEX


The Lehman Brothers 10-Year Tax-Exempt Bond Index is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 10 years or less. The Lehman Brothers 10-Year Tax-Exempt Bond Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.

                                                                                30-DAY TAX
                                                              30-DAY YIELD AS   EQUIVALENT YIELD
                                                              OF MAY 31, 1999   AS OF MAY 31, 1999*
                                                              ---------------   -------------------
30-Day Yields as of May 31, 1999:                                   3.83%             5.58%


CURRENT YIELD INFORMATION: For current yield information please call 1-800-392-CORE (2673).

* Tax-Equivalent Yield is based upon the effective combined state and federal tax rate assumptions of 31.42% (assuming a 28% federal tax rate and a 4.75% Colorado tax rate).

--------------------------------------------------------------------------------
8

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
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 FEES AND EXPENSES OF THE FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                 EQUITY FUNDS                                              BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                         Westcore     Westcore     Westcore      Westcore     Westcore       Westcore       Westcore     Westcore
                           MIDCO     Growth and      Blue         Mid-Cap     Small-Cap      Long-Term    Intermediate-  Colorado
                          Growth       Income        Chip       Opportunity  Opportunity       Bond         Term Bond   Tax-Exempt
                           Fund         Fund         Fund          Fund         Fund           Fund           Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder                None         None         None          None         None           None           None         None
Fees (fees paid
directly from
your investment)
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management                 0.65%        0.65%        0.65%         0.75%        1.00%          0.45%          0.45%        0.50%
Fees (1)
-----------------------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees               None         None         None          None         None           None           None         None
-----------------------------------------------------------------------------------------------------------------------------------
Other                      0.54%        1.10%        0.60%         4.58%        0.63%          0.77%          0.56%        0.59%
Expenses (1)
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual
Fund Operating             1.19%        1.75%        1.25%         5.33%        1.63%          1.22%          1.01%        1.09%
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Fee Waiver
and Expense              (0.04)%       (0.60)%      (0.10)%       (4.08)%      (0.33)%        (0.27)%        (0.16)%      (0.44)%
Reimbursement(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net Annual
Fund Operating             1.15%        1.15%        1.15%         1.25%        1.30%          0.95%          0.85%        0.65%
Expenses(1)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses for the MIDCO Growth, Growth and Income, Blue Chip, Mid-Cap Opportunity, Small-Cap Opportunity, Long-Term Bond, Intermediate-Term Bond and Colorado Tax-Exempt Funds until at least May 31, 2000, so that Net Annual Fund Operating Expenses will be no more than 1.15%, 1.15%. 1.15%, 1.25%, 1.30%, 0.95%, 0.85% and 0.65% for each Fund, respectively, for the current fiscal year. You will be notified if these waivers and/or reimbursements are discontinued after that date resulting in a material change in the expense ratio.


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                         9

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUNDS FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS AND THAT NET ANNUAL OPERATING EXPENSES FOR ONE YEAR AND GROSS ANNUAL OPERATING EXPENSES FOR ADDITIONAL YEARS SET FORTH IN THE TABLE ON PAGE 9 ARE INCURRED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUNDS' OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                          EQUITY FUNDS                                                   BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                  Westcore      Westcore    Westcore      Westcore     Westcore              Westcore     Westcore     Westcore
                    MIDCO      Growth and     Blue         Mid-Cap     Small-Cap             Long-Term  Intermediate-  Colorado
                   Income        Income       Chip       Opportunity  Opportunity              Bond       Term Bond   Tax-Exempt
                    Fund          Fund        Fund          Fund         Fund                  Fund         Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
One Year            $117          $117        $117          $127         $132                   $97          $87          $66
-----------------------------------------------------------------------------------------------------------------------------------
Three Years          378           551         396          1,591         514                   387          321          347
-----------------------------------------------------------------------------------------------------------------------------------
Five Years           654           948         686          2,644         886                   670          550          601
-----------------------------------------------------------------------------------------------------------------------------------
Ten Years           1,442         2,060       1,510         5,245        1,930                 1,476        1,235        1,327
-----------------------------------------------------------------------------------------------------------------------------------


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10

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

TYPES OF INVESTMENT RISK

         The principal risks of investing in each Fund are described previously in this prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds. Risks associated with particular types of investments each Fund makes are described in this section and in the Statement of Additional Information referred to on the back page.

GENERAL RISKS OF INVESTING IN EACH OF THE FUNDS

CREDIT RISK - Bond Funds and, to the extent they invest in fixed-income securities, Equity Funds

         The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Tax-Exempt Obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

         Securities rated below investment grade are particularly subject to credit risk. These securities are predominantly speculative and are commonly referred to as "junk bonds." To the extent a Fund purchases or holds convertible or other securities that are below investment grade, a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities.

         Ratings published by rating agencies are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

INTEREST RATE RISK - Bond Funds and, to the extent they invest in fixed-income securities, Equity Funds

         Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks.

         Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment. Zero coupon securities, including stripped securities in which the Bond Funds (other than the Colorado Tax-Exempt
Fund) may invest are subject to greater interest-rate risk than many of the more typical fixed-income securities.

         A bond fund's average dollar-weighted maturity is a measure of how the fund will react to interest-rate changes. The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as a fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average dollar-weighted maturity. This is calculated by averaging the terms to maturity of bonds held by a fund, with each maturity "weighted" according to the percentage of net assets it represents.

LIQUIDITY RISK - ALL FUNDS

         Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk applies, for example, to variable and floating rate demand notes; variable amount demand securities and restricted securities that the Funds may purchase; short-term funding agreements that each Fund may purchase; and the futures contracts in which each Fund (other


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        11

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

than the Colorado Tax-Exempt Fund) may engage. Illiquid securities also include repurchase agreements, securities loans and time deposits with notice/termination dates of greater than seven days, certain municipal leases and certain securities subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. Each Fund may invest up to 15% of its net assets at the time of purchase, in securities that are illiquid. A domestically traded security that is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

MANAGEMENT RISK - ALL FUNDS

         A strategy that the Adviser uses may fail to produce the intended results. The particular securities and types of securities a Fund holds may underperform other securities and types of securities. There can be no assurance a Fund will achieve its investment objective. Certain policies of each Fund, which may not be changed without a shareholder vote, are described in the Statement of Additional Information.

MARKET RISK - ALL FUNDS

         The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

OTHER TYPES OF INVESTMENTS - ALL FUNDS

         This prospectus describes each Fund's principal investment strategies, and the types of securities in which each Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risk involved - are described in detail in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

PORTFOLIO TURNOVER RISKS - ALL FUNDS

         The Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, which must be borne by a Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return. See "Financial Highlights" for the Funds' historical portfolio turnover rates.

            The Westcore MIDCO Growth Fund had a portfolio turnover rate over 100% in the year ended May 31, 1999.

TEMPORARY DEFENSIVE POSITIONS -- ALL WESTCORE FUNDS

         Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments include various short-term instruments. If any Fund takes temporary position at the wrong time, the position would have an adverse impact on that Fund's performance. The Fund may not achieve its investment objective. The Funds reserve the right to invest all of their assets in temporary defensive positions.

ADDITIONAL RISKS THAT APPLY TO INVESTMENTS IN CERTAIN OF THE FUNDS

EXTENSION RISKS - BOND FUNDS

         This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

--------------------------------------------------------------------------------
12

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
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PREPAYMENT RISK - BOND FUNDS

         This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) earlier than expected. This may happen when there is a decline in interest rates. These events may make a Fund unable to recoup its initial investment and may result in reduced yields.

SMALL-CAP STOCK RISK - SMALL-CAP OPPORTUNITY FUND

         Smaller capitalization stocks involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements, for reasons including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Small companies in which the Funds may invest may have limited product lines, markets or financial resources, or may be dependent on a small management group. In particular, investments in unseasoned companies present risks considerably greater than investments in more established companies.

TAX RISK - COLORADO TAX-EXEMPT FUND

         This Fund may be more adversely impacted by changes in tax rates and policies than the other Funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which, in turn, could affect a Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

YEAR 2000 RISKS - ALL FUNDS

Like other investment companies and financial service providers, the Funds could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue". The Year 2000 Issue arises because most computer systems were designed to handle only handle a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Administrators are taking steps to address the Year 2000 Issue with respect to the computer systems that they use and to obtain assurance that comparable steps are being taken by the Fund's other major service providers, none of whom are affiliated with the Adviser or Administrators. As of the date of this prospectus, it is not anticipated that shareholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Issue. However, there can be no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not adversely impact the Fund as a result of the Year 2000 Issue. In addition, the issuers of securities the Fund owns could have Year 2000 problems. For instance, the issuers' ability to make timely payments of dividends or interest and principal or to continue their operations or services may be impaired by the inadequate preparation of computer systems for the Year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally, which, in turn, could impact the Fund's performance. Also, it is possible that the normal operations of the Funds will in any event

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        13

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of the Year 2000 Issue.
         Year 2000 risks may be greater for foreign issuers than domestic issuers.

ADDITIONAL RISKS THAT APPLY TO PARTICULAR TYPES OF INVESTMENTS

ASSET-BACKED SECURITIES - BOND FUNDS, OTHER THAN COLORADO TAX-EXEMPT FUND

         These Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time, because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase, and the reinvestment of prepayment proceeds by a Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of a Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding, asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

         Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments, and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Funds' experiencing difficulty in valuing or liquidating such securities.

CONVERTIBLE SECURITIES - ALL FUNDS, OTHER THAN COLORADO TAX-EXEMPT FUND

         These Funds may invest in convertible securities, including bonds and preferred stocks, which may be converted into common stock at a specified price or conversion ratio. The Funds use the same research-intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks.

         The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the specified price.

MORTGAGE-RELATED SECURITIES - INTERMEDIATE-TERM AND LONG-TERM BOND FUNDS

         The Westcore Intermediate-Term and Long-Term Bond Funds may invest in mortgage-backed securities (including collateralized mortgage obligations) that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of a Fund that invests in mortgage-backed securities may be affected by the Fund's need to reinvest prepayments at higher or lower rates than the original investment.


--------------------------------------------------------------------------------
14

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


         Other mortgage-backed securities are issued by private companies, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special-purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. Further, an issuer of an obligation may exercise its right to pay principal on the obligation later than expected. This is more likely to happen when interest rates rise. These events may lengthen the duration and reduce the value of these obligations. Duration is the average time it takes to receive expected cash flows (discounted to their present value) on a particular fixed-income instrument. In addition, like other debt securities, the values of mortgage-related securities, including government-related mortgage pools, generally will fluctuate in response to market interest rates.

OTHER INVESTMENT COMPANIES - ALL FUNDS

         The Funds may invest their cash balances in other investment companies that invest in high quality, short-term debt securities. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

INITIAL PUBLIC OFFERINGS - ALL WESTCORE EQUITY FUNDS

         Each of the Equity Funds may invest a portion of its assets in securities of companies offering shares in IPOs. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

         The Funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

REITS - ALL FUNDS, OTHER THAN THE COLORADO TAX-EXEMPT FUND

         The Funds may invest in securities issued by equity and mortgage REITs, which are real estate investment trusts. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property.

         REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also heavily dependent on cash flow and are subject to the risk that borrowers may default.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        15

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS - ALL FUNDS

         In a repurchase agreement, a Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss because of adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

         Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

SECURITIES LENDING - ALL FUNDS, OTHER THAN COLORADO TAX-EXEMPT FUND

         These Funds may lend their portfolio securities to institutional investors as a means of earning additional income. Securities loans present risks of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. A loan will not be made if, as a result, the total amount of a Fund's outstanding loans exceeds 30% of its total assets (including the value of the collateral for the loan).

TAX-EXEMPT OBLIGATIONS - COLORADO TAX-EXEMPT FUND

         Tax-exempt obligations in which the Westcore Colorado Tax-Exempt Fund invests include: (i) "general obligation" securities that are secured by the issuer's full faith, credit and taxing power; (ii) revenue securities that are payable only from the revenues derived from a particular facility or other specific revenue source such as the user of the facility being financed; (iii) "moral obligation" securities that are normally issued by special purpose public authorities; and (iv) private activity bonds (such as bonds issued by industrial development authorities) that are usually revenue securities issued by or for public authorities to finance a privately operated facility.

         In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and, accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Adviser rely on these opinions and will not review the bases for them.

         The Fund concentrates its investments in Colorado obligations. If Colorado or any of its political subdivisions were to suffer serious financial difficulties that might jeopardize the ability to pay its obligations, the value of the Fund could be adversely affected.

U.S. GOVERNMENT OBLIGATIONS - ALL FUNDS

         The Funds invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

--------------------------------------------------------------------------------
16

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

WESTCORE FUNDS SPECTRUM

         The spectrum below shows the Adviser's assessment of the potential risk of the Westcore Funds relative to one another. The spectrum is not indicative of the future volatility or performance of the Funds and should not be used to compare the Funds with other mutual funds or types of investments.

-------------------------------------------------------------------------------------------------------------------
FUNDS                               CONSERVATIVE                       MODERATE                          AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund                                                 _______________

Westcore Growth and Income Fund                                               _______________

Westcore Blue Chip Fund                                           _______________

Westcore Mid-Cap Opportunity Fund                                      _______________

Westcore Small-Cap Opportunity Fund                                                _______________

Westcore Long-Term Bond Fund                                      _______________

Westcore Intermediate-Term Bond Fund    ______________

Westcore Colorado Tax-Exempt Fund                        ______________


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        17

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
HOW TO INVEST AND OBTAIN INFORMATION

HOW TO CONTACT WESTCORE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
      IN PERSON           BY REGULAR MAIL      BY EXPRESS, CERTIFIED OR REGISTERED MAIL                  BY TELEPHONE
   [PERSON GRAPHIC]      [LETTER GRAPHIC]                  [PLANE GRAPHIC]                           [TELEPHONE GRAPHIC]
                                                                                                    1-800-392-CORE (2673):
    Westcore Funds        Westcore Funds                   Westcore Funds
370 17th Street, Suite    P.O. Box 8319                        C/O BFDS                          WESTCORE INVESTOR SERVICES
         3100           Boston, MA 02266-                  66 Brooks Drive                   Weekdays: 7 a.m. to 6 p.m. mountain
   Denver, CO 80202           8319                         Boston, MA 02184                                 time
                                                                                                -----------------------------
                                                                                               WESTCORE AUTOMATED SERVICE LINE
                                                                                              24 hours a day, seven days a week
                                                                                            -  Access account information
                                                                                            -  Place automatic transactions
                                                                                            -  Order duplicate statements, tax
                                                                                               forms or additional checkbooks for
                                                                                               the BlackRock Money Market
                                                                                               Portfolio
-----------------------------------------------------------------------------------------------------------------------------------


---------------------------------
               ONLINE
        [COMPUTER GRAPHIC]
         www.westcore.com:

              WESTCORE
         TRANS@CTION CENTER

       24 hours a day, seven
            days a week
      -    Access account
           information
      -    Place automatic
           transactions



---------------------------------


--------------------------------------------------------------------------------
18

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


HOW TO PURCHASE, EXCHANGE AND REDEEM

This section explains how to purchase, exchange and redeem your Westcore shares. It also explains various services and features offered in connection with your account. Please call us at 1-800-392-CORE (2673) if you have any questions or to obtain a New Account Application.

PURCHASING SHARES

You may purchase additional shares through any of the options below or in person at the location listed on page 18. In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another fund offered by this prospectus by any of these methods.

---------------------------------------------------------------------------------------------------------
                 BY MAIL                            BY TELEPHONE                BY ONLINE ACCESS
             [LETTER GRAPHIC]                   [TELEPHONE GRAPHIC]            [COMPUTER GRAPHIC]

OPENING A NEW ACCOUNT                       If you are an existing        If you are an existing
Read this prospectus.                       shareholder, you may          shareholder, you may
                                            purchase additional shares    purchase additional shares
Send a completed application with your      by telephone.                 online.
check and mail to appropriate address.
                                            Call 1-800-392-CORE (2673)    Access the 24-hour Westcore
ADDING TO YOUR EXISTING ACCOUNT             to speak with an Investor     Trans@ction Center located
Complete the tear-off investment slip       Service Representative from   at www.westcore.com.
from your last statement and mail with      7 a.m. to 6 p.m. mountain
your check to the appropriate address.      time or use the 24-hour
                                            Westcore Automated Service
Or, send your check and a written request   Line.
following instructions on page 24 and
mail to the appropriate address.






---------------------------------------------------------------------------------------------------------
                                            For more information on automatic telephone and online
                                            transactions, please see "Additional Information on
                                            Telephone and Online Service" on page 23.
---------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
           BY AUTOMATIC                            BY WIRE
          INVESTMENT PLAN                      [WIRE GRAPHIC]
        [CALENDAR GRAPHIC]
Complete the Automatic Investment    You may purchase Westcore shares
Plan Section on your application     by wire transfer from your bank
to have money automatically          account to your Westcore account.
withdrawn from your bank account     There is a $1,000 minimum for
monthly, quarterly or annually.      purchases by wire.

The minimum automatic investment     To place a purchase by wire,
must be the equivalent of at least   please call 1-800-392-CORE (2673)
$50 per month.                       to speak with an Investor Service
                                     Representative from 7 a.m. to 6
To add this option to your           p.m. mountain time.
account, please call
1-800-392-CORE (2673) or access      WIRE TO:
www.westcore.com for the             State Street Bank
appropriate form.                    ABA #011000028
                                     DDA #99046344
                                     ATTN: Custody and Shareholder
                                     Services
                                     Fund Name
                                     Your Account Number
-------------------------------------------------------------------------



-------------------------------------------------------------------------


--------------------------------------------------------------------------------

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

IMPORTANT NOTES ON PURCHASING SHARES:

- When you purchase shares, your request will be processed at the next net asset value (NAV) calculated after your order is received and accepted.
- Please make your check payable to Westcore Funds in U.S. dollars drawn on a U.S. bank.
- Cash, credit card, third-party checks or checks drawn on foreign banks will not be accepted for purchases.
- If you are purchasing shares in a retirement account, please indicate whether the purchase is a rollover or a current or prior-year contribution.
- After receipt of your order by wire, telephone or online, your bank account will be debited the next business day for wire transfers and the second business day for electronic fund transfers.
- If a check does not clear your bank, Westcore reserves the right to cancel the purchase.
- If Westcore is unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase.
-    Westcore reserves the right to reject any order.
- If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Westcore (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to Westcore.

INVESTMENT MINIMUMS
-------------------
-------------------------------------------------------------------------------
                                        AMOUNT
-------------------------------------------------------------------------------
To open a new account                                               $1,000
-------------------------------------------------------------------------------
To open a new retirement or certain other accounts                  $250
-------------------------------------------------------------------------------
To open an Automatic Investment Plan account                        $0
-------------------------------------------------------------------------------
To add to any type of account                                       $50
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

EQUITY AND BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------

EXCHANGING SHARES

You may exchange your Westcore shares for shares of other Westcore Funds offered in this prospectus or the BlackRock Money Market Portfolio* through any of the options below. You may also place an exchange in person at the location listed on page 18. In addition, if you are an existing shareholder, you may exchange into a new account copying your existing account registration and options by any of these methods.

* BlackRock Money Market Portfolio is a no-load money market fund advised by BlackRock Advisors, Inc., sub-advised by BlackRock Institutional Management Corporation and distributed by BlackRock Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
           BY MAIL                         BY TELEPHONE                    BY ONLINE ACCESS                  AUTOMATICALLY
        [MAIL GRAPHIC]                  [TELEPHONE GRAPHIC]                [COMPUTER GRAPHIC]               [CALENDAR GRAPHIC]

Send a written request following   Call 1-800-392-CORE (2673) to     Access the 24-hour Westcore     Call 1-800-392-CORE (2673) to
instructions on page 24 and mail   speak with an Investor Service    Trans@ction Center located at   receive instructions for
to the appropriate address.        Representative from 7 a.m. to 6   www.westcore.com.               automatically exchanging shares
                                   p.m. mountain time or use the                                     between funds on a monthly,
                                   24-hour Westcore Automated                                        quarterly or annual basis.
                                   Service Line.


------------------------------------------------------------------------------------------------------------------------------------
                                   For more information on automatic telephone and online
                                   transactions, please see "Additional Information on
                                   Telephone and Online Service" on page 23.
------------------------------------------------------------------------------------------------------------------------------------

Important notes on exchanging shares:
- Exchanges must meet the minimum investment requirements described on page 20.
- Exchanges between accounts will be accepted only if registrations are identical.
- If the shares you are exchanging are held in certificate form, the certificate must be returned with or before your exchange request.
- Please be sure to read the prospectus for the Fund into which you are exchanging.
- An exchange represents the sale of shares from one fund and the purchase of shares of another fund. This may produce a taxable gain or loss in your non-tax-deferred account.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        21

[Mountain Logo] WESTCORE FUNDS
--------------------------------------------------------------------------------

REDEEMING SHARES

You may redeem your Westcore shares by any of the options below or in person at the location listed on page 18.

--------------------------------------------------------------------------------------------------------
             BY MAIL                         BY TELEPHONE                    BY ONLINE ACCESS
        [LETTER GRAPHIC]                 [TELEPHONE GRAPHIC]                [COMPUTER GRAPHIC]

Send a written request             If you are an existing            If you are an existing
following instructions on          shareholder, you may              shareholder, you may redeem
page 24 and mail to the            redeem your shares by             your shares online.
appropriate address.               telephone.
                                                                     Access the 24-hour Westcore
                                   Call 1-800-392-CORE               Trans@ction Center located
                                   (2673) to speak with an           at www.westcore.com.
                                   Investor Service
                                   Representative from 7 a.m.
                                   to 6 p.m. mountain time or
                                   use the 24-hour Westcore
                                   Automated Service Line.










--------------------------------------------------------------------------------------------------------
                                   For more information on automatic telephone and online
                                   transactions, please see "Additional Information on
                                   Telephone and Online Service" on page 23.
--------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------
   BY SYSTEMATIC WITHDRAWAL                      BY WIRE
            PLAN                              [WIRE GRAPHIC]
      [CALENDAR GRAPHIC]

You may redeem shares                 You may redeem Westcore
automatically (in any multiple of     shares by wire transfer from
$50) monthly, quarterly or            your Westcore account to your
annually.                             bank account.

A systematic withdrawal plan          There is a $1,000 minimum and
may be established if the shares      you must have established bank
in your Fund are worth at least       instructions to place wire
$10,000.                              redemptions.

To add this option to your
account, please call 1-800-392-       To arrange a wire redemption,
CORE (2673) or access                 please call 1-800-392-CORE
www.westcore.com for the              (2673) to speak with an Investor
appropriate form.                     Service Representative from 7
                                      a.m. to 6 p.m. mountain time.

                                      To add bank instructions to your
                                      account, please call 1-800-392-
                                      CORE (2673) or access
                                      www.westcore.com for the
                                      appropriate form.
----------------------------------------------------------------------------



----------------------------------------------------------------------------

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


Important notes on redeeming shares:
- You may redeem your Westcore shares on any business day that the New York Stock Exchange is open.
- Generally, redemption proceeds will be sent by check to the shareholders' address of record within seven days after receipt of a valid redemption request.
- A wire transfer will be sent directly into your designated bank account the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.
- If the shares you are redeeming are held in certificate form, you must return the certificate with or before your redemption request.
- If the shares you are redeeming were purchased by check, telephone, computer or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.

--------------------------------------------------------------------------------
22

ADDITIONAL INFORMATION ON TELEPHONE AND ONLINE SERVICE

- All shareholders (except for certain accounts opened through Service Organizations and certain retirement accounts) are automatically granted automatic telephone and online transaction privileges unless they decline them explicitly on their account application or in writing to Westcore Funds.

- Shareholders can follow the instructions provided at the Westcore Automated Service Line and Westcore Trans@ction Center to access these services using a personal identification number.

- Automatic telephone and online purchases and redemptions are completed by electronic funds transfer from your bank account to your Westcore Account. (Wire transfer is not available for automatic telephone or online transactions.) To establish this privilege, please complete the "Bank Instructions" section of your account application. You may also call 1-800-392-CORE (2673) or access www.westcore.com for the appropriate form.

- Automatic telephone and online REDEMPTIONS are not available for IRA, business or fiduciary accounts. In addition, automatic telephone and online EXCHANGES are not available for business or fiduciary accounts.

- There is a $25,000 daily maximum for each account for each separate type of automatic telephone and online transaction (purchases, exchange-in, exchange-out and redemptions).

- It may be difficult to reach the Funds by telephone or online during periods of unusual market activity. If this happens, you may transact on your account by mail as described in this prospectus.

- The Funds or their agents may, in case of emergency, temporarily suspend telephone and online transactions and other shareholder services.

SECURITY ISSUES
Westcore Funds has designed procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions. However, shareholders may give up some level of security by choosing to transact by telephone or online rather than by mail.

Westcore Funds has designed procedures to confirm that telephone and online transaction requests are genuine. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or online transactions when these procedures are followed, and Westcore has a reasonable belief that the transaction is genuine.


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        23

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

GENERAL ACCOUNT POLICIES


Westcore Funds may modify or terminate account policies, services and features, but, subject to the Funds' right to limit account activity or redeem involuntarily as described below, will not materially modify or terminate them without giving shareholders 60 days' written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.

Written Instructions

To process transactions in writing, your request should be sent to Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319 and must include the following information:

-   The name of the Fund(s).
-   The account number(s).
-   The amount of money or number of shares.
-   The name(s) on the account.
- The signature(s) of all registered account owners (signature guaranteed, if applicable).
-   Your daytime telephone number.

Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.

The guarantee must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed in the name of the guarantor by an authorized person with that person's title and the date. Westcore Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee a signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the U.S.

To protect your accounts from fraud, the following transactions will require a signature guarantee:
-   Transferring ownership of an account.
-   Redeeming more than $25,000 from your account.
-   Redeeming by check payable to someone other than the account owner(s).
-   Redeeming by check mailed to an address other than the address of record.
- Redemption check mailed to an address that has been changed within the last 30 days of the redemption request without a signature guarantee.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Redemption of Low Balance Accounts

If your account balance falls below the required minimums presented on page 19, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the notice, the shares held in the account will be redeemed and the proceeds will be sent by check to your address of record. We reserve the right to increase the investment minimums.


--------------------------------------------------------------------------------
24

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


Limit on Account Activity

Because excessive account transactions can disrupt management of the Funds and increase the Funds' cost for all shareholders, Westcore reserves the right to refuse a share purchase and/or revoke an investor's exchange privilege at any time.

Involuntary Redemptions

We reserve the right to close an account if the shareholder is deemed to engage in activities that are illegal or otherwise believed to be detrimental to the Fund.

Address Changes

To change the address on your account, call 1-800-392-CORE (2673) or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call 1-800-392-CORE (2673).

Share Certificates

The Funds will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum requirements.

Quarterly Consolidated Statements and Shareholder Reports

Westcore Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you by January 31 of each year and filed with the Internal Revenue Service.

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds. Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.

Price of Fund Shares

All purchases, redemptions and exchanges will be processed at the net asset value (NAV) next calculated after your request is received in good order by the transfer agent or certain authorized broker-dealers, other institutions or designated intermediaries in proper form. A Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange
(NYSE), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the transfer agent or certain authorized broker-dealers or designated intermediaries by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        25

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


on the next business day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

Westcore has authorized certain broker-dealers and other institutions to accept on its behalf purchase and redemption orders made through a `mutual fund supermarket'. Such authorized institutions may designate other intermediaries to accept purchase and redemption orders on behalf of Westcore.

A Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund's investments are valued at market value or, when market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.


Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore requires. Service Organizations may impose charges, restrictions, transaction procedures or cut-off times different from those applicable to shareholders who invest in Westcore directly.

A Service Organization may receive fees from the Trust or Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.


--------------------------------------------------------------------------------
26

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


DISTRIBUTIONS AND TAXES

Distributions

A Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Distribution Schedule
------------------------------------------------------------------------------------------------------------------
                                             Income Dividends                             Capital Gains
------------------------------------------------------------------------------------------------------------------
Equity Funds                                   Declared and                          Generally declared and
                                             paid quarterly*                            paid in December
------------------------------------------------------------------------------------------------------------------
Bond Funds                                     Declared and                          Generally declared and
                                               paid monthly                             paid in December
------------------------------------------------------------------------------------------------------------------

*THE WESTCORE MIDCO GROWTH FUND DISTRIBUTES INCOME DIVIDENDS IN DECEMBER ONLY.

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673).

TAXES

Federal Taxes

         Each year, the Funds distribute all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed on the following page) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

         You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of capital. This is known as "buying into a dividend." It is generally not to your advantage to purchase shares just before a distribution.

         You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)


         Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        27

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


         The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The Westcore Colorado Tax-Exempt Fund anticipates that substantially all of its income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are derived from occasional taxable investments, and distributions of short- and long-term capital gains.

         Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Westcore Colorado Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

         You should note that a portion of the exempt-interest dividends paid by the Westcore Colorado Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

         If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

         The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Colorado State Taxes

         Because the Westcore Colorado Tax-Exempt Fund intends to invest substantially all of its assets in tax-exempt obligations of the state of Colorado or its political subdivisions, shareholders who are subject to Colorado state income tax will generally not be subject to such tax on dividends paid by the Fund to the extent that the dividends are attributable to interest income of the Fund. However, to the extent dividends are not attributable to exempt-interest income, such as distributions of short- or long-term capital gain, they will not be exempt from Colorado income tax (except to the limited extent that Colorado may exempt all investment income from state income tax).

         There are no municipal income taxes in Colorado. Moreover, because shares of the Westcore Funds are intangibles, they are not subject to Colorado property tax.

State and Local Taxes

         Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal Securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.


--------------------------------------------------------------------------------
28

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Denver Investment Advisors LLC, with principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202, serves as the investment adviser to the Funds. The Adviser was organized in 1994. It is owned by the principal officers and employees of its predecessor firm. As of May 31, 1999, it had approximately $10.5 billion in assets under active management, including $732 million for nine investment company portfolios.

Denver Investment Advisors provides a continuous investment program for the Funds, including investment research and management. The Adviser makes investment decisions for the Funds and places orders for all purchases and sales of the Funds' portfolio securities.

MANAGEMENT EXPENSES

For the fiscal year ended May 31, 1999, each Fund paid the Adviser an advisory fee. The fees are set forth below and are expressed as an annual percentage of a Fund's average daily net assets.

                                                          Effective Advisory Fees for the
Fee Schedule                                              fiscal Year Ended May 31, 1999
-------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund                                             .61%
-------------------------------------------------------------------------------------------

Westcore Growth and Income Fund                                        .09%
-------------------------------------------------------------------------------------------

Westcore Blue Chip Fund                                                .56%
-------------------------------------------------------------------------------------------

Westcore Mid-Cap Opportunity Fund                                      .75%*
-------------------------------------------------------------------------------------------

Westcore Small-Cap Opportunity Fund                                    .69%
-------------------------------------------------------------------------------------------

Westcore Long-Term Bond Fund                                           .21%
-------------------------------------------------------------------------------------------

Westcore Intermediate-Term Bond Fund                                   .31%
-------------------------------------------------------------------------------------------

Westcore Colorado Tax-Exempt Fund                                      .00%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

* The Mid-Cap Opportunity Fund has operated for less than a full fiscal year. The fee stated represents the maximum advisory fee.

INVESTMENT PERSONNEL

TODGER ANDERSON, CFA, President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore MIDCO Growth Fund since its inception. Mr. Anderson has been a portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1975. Mr. Anderson works with other securities analysts of the Adviser who from time to time purchase and sell specific securities under his supervision.

VARILYN K. SCHOCK, CFA, a Vice President and the Director of Quantitative Strategies with Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Blue Chip Fund since 1991 and Westcore Small-Cap Opportunity Fund since its inception. Ms. Schock has been with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1984 and has been a portfolio manager with the company since 1987.

MILFORD H. SCHULHOF, II, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Growth and Income Fund since October 1995. Mr. Schulhof has been a Vice President and portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1985. Mr. Schulhof works with other securities analysts of the Adviser who from time to time purchase and sell specific securities under his supervision.

CHRISTIANNA WOOD, CFA, a Vice President of Denver Investment Advisors, is primarily responsible for the day-to-day management of Westcore Mid-Cap Opportunity Fund. Ms. Wood has been a portfolio manager of small- to mid-cap companies for over 17 years, and has been with Denver Investment Advisors since 1996.


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        29

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

JEROME R. POWERS, CFA, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore
Intermediate-Term Bond and Long-Term Bond Funds since October 1, 1997. He has been with the Adviser since 1997 and has been active in the management of fixed-income securities for 18 years.

THOMAS B. STEVENS, CFA, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of the Westcore Colorado Tax-Exempt Fund since May 28, 1999. Mr. Stevens has 29 years' experience in the institutional bond market and has been with the Adviser since 1986.

CO-ADMINISTRATORS

ALPS Mutual Fund Services, Inc. and Denver Investment Advisors serve as co-administrators to the Funds and receive fees in such capacity. Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of each Fund and to compute the net asset value and certain other financial information relating to each Fund. Pursuant to another agreement, ALPS responds to certain shareholder inquiries and transaction requests received via telephone.

The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to a Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by a Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to a Fund or its shareholders.


--------------------------------------------------------------------------------
30

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS

      THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS OR, IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN EACH FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY DELOITTE & TOUCHE LLP, WHOSE REPORT, ALONG WITH THE FUNDS' FINANCIAL STATEMENTS, ARE INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.


                           WESTCORE MIDCO GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED MAY 31,*
                                                 ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998              1997             1996              1995
                                                    ----             ----              ----             ----              ----
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                          $20.54           $20.92            $22.90           $17.12            $16.09
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                     (0.23)           (0.17)            (0.15)           (0.08)             0.00
  Net realized and unrealized
    gain/(loss) on investments                      2.22             3.03              1.19             6.58              1.56
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                            1.99             2.86              1.04             6.50              1.56
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                            0.00             0.00              0.00             0.00              0.00
Distributions from net realized                    (2.50)           (3.24)            (3.02)           (0.72)            (0.53)
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (2.50)           (3.24)            (3.02)           (0.72)            (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $20.03           $20.54            $20.92           $22.90            $17.12
TOTAL RETURN                                       11.87%           15.10%            5.27%            38.62%            10.05%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                    $277,924         $565,293          $590,008         $656,490          $401,760
  Ratio of expenses to average
    net assets                                     1.15%             1.13%            1.14%             1.08%            0.94%
  Ratio of expenses to average
    net assets without fee waivers                 1.19%             1.13%            1.14%             1.10%            0.96%
  Ratio of net income/(loss) to
    average net assets                            (0.63%)           (0.71%)          (0.70%)           (0.42%)          (0.03%)
  Ratio of net investment
    income/(loss) to average net                  (0.68%)           (0.71%)          (0.71%)           (0.44%)          (0.05%)
    assets without fee waivers
  Portfolio turnover rate (1)                     116.46%           75.79%            60.78%           62.83%            50.19%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $472,523,632 and $816,019,036, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        31

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


                       WESTCORE GROWTH AND INCOME FUND (1)


------------------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED MAY 31,*
                                                ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  1999(3)            1998              1997             1996              1995
                                                  -------            ----              ----             ----              ----
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                          $13.74           $13.03            $12.32           $10.50            $10.62
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                    0.00(4)            0.01              0.07             0.15              0.20
  Net realized and unrealized
    gain/(loss) on investments                      0.66             2.54              2.19             2.57              0.15
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                            0.66             2.55              2.26             2.72              0.35
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.01)           (0.07)            (0.11)           (0.24)            (0.21)
Distributions from net realized                    (2.09)           (1.77)            (1.44)           (0.66)            (0.26)
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (2.10)           (1.84)            (1.55)           (0.90)            (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.30           $13.74            $13.03           $12.32            $10.50
TOTAL RETURN                                       6.25%            20.74%            19.71%           27.25%            3.73%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                    $12,789           $15,160          $20,725           $25,387          $27,029
  Ratio of expenses to average
    net assets                                     1.15%             1.15%            1.15%             1.22%            1.17%
  Ratio of expenses to average
    net assets without fee waivers                 1.75%             1.71%            1.56%             1.51%            1.22%
  Ratio of net income/(loss) to
    average net assets                             0.02%             0.40%            0.75%             1.34%            2.09%
  Ratio of net investment
    income/(loss) to average net                  (0.58%)           (0.16%)           0.33%             1.05%            2.04%
    assets without fee waivers
  Portfolio turnover rate (2)                      72.59%           41.40%            39.80%           88.31%            81.14%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Westcore Equity Income Fund is the former name of the Westcore Growth and Income Fund. The Fund's name was changed as of January 1, 1996, to reflect a different investment objective and different investment policies. Prior to January 1, 1996, the Fund's investment objective was to seek reasonable income through investments in income-producing securities. As of January 1, 1996, the Fund's investment objective was revised to seek long-term total return through capital appreciation and current income. A new portfolio manager has managed the Fund since October 1995. Past performance is not intended to be indicative or representative of future performance.

(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $9,324,065 and $11,974,565, respectively.

(3) Per share amounts calculated based on the average shares outstanding during the period.

(4) Less than $.005 per share.

    * Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.


--------------------------------------------------------------------------------
32

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

                             WESTCORE BLUE CHIP FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED MAY 31,*
                                                 ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998              1997             1996              1995
                                                    ----             ----              ----             ----              ----
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                          $18.81           $18.15            $17.41           $14.70            $12.70
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                      0.04             0.13              0.19             0.25              0.23
  Net realized and unrealized
    gain/(loss) on investments                      1.07             4.66              3.65             4.03              2.12
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                            1.11             4.79              3.84             4.28              2.35
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.07)           (0.14)            (0.22)           (0.27)            (0.16)
Distributions from net realized                    (2.62)           (3.99)            (2.88)           (1.30)            (0.19)
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (2.69)           (4.13)            (3.10)           (1.57)            (0.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.23           $18.81            $18.15           $17.41            $14.70
TOTAL RETURN                                       7.42%            29.53%            24.28%           30.48%            19.03%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                    $69,354           $72,477          $66,450           $68,286          $52,545
  Ratio of expenses to average
    net assets                                     1.15%             1.15%            1.15%             1.10%            1.01%
  Ratio of expenses to average
    net assets without fee waivers                 1.25%             1.23%            1.21%             1.25%            1.06%
  Ratio of net income/(loss) to
    average net assets                             0.19%             0.60%            1.02%             1.52%            1.78%
  Ratio of net investment
    income/(loss) to average net                   0.09%             0.52%            0.97%             1.38%            1.73%
    assets without fee waivers
  Portfolio turnover rate (1)                      73.39%           48.50%            43.47%           65.11%            61.72%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $48,287,791 and $55,786,517, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        33

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


                        WESTCORE MID-CAP OPPORTUNITY FUND

---------------------------------------------------------------
FOR THE YEAR ENDED MAY 31,*
---------------------------
---------------------------------------------------------------
                                               1999
                                               ----
---------------------------------------------------------------
Net asset value
  beginning of the period                      $10.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                 (0.01)
  Net realized and unrealized
    gain/(loss) on investments                 1.06
---------------------------------------------------------------
Total income/(loss) from                       1.05
  investment operations
---------------------------------------------------------------
DISTRIBUTIONS
---------------------------------------------------------------
Dividends from net investment
  income                                       0.00
Distributions from net realized
  gain on investments                          0.00
---------------------------------------------------------------
Total distributions                            0.00
---------------------------------------------------------------
Net asset value, end of period                 $11.05
TOTAL RETURN                                   10.50%
---------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                 $2,585
  Ratio of expenses to average
    net assets                                 1.25%**
  Ratio of expenses to average
    net assets without fee waivers             5.33%**
  Ratio of net income/(loss) to
    average net assets                         (0.11%)**
  Ratio of net investment
    income/(loss) to average net               (4.19%)**
    assets without fee waivers
  Portfolio turnover rate (1)                  71.65%
---------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $4,245,771 and $1,737,775 respectively.

* Year ended May 28 for 1999.
** Annualized

--------------------------------------------------------------------------------
34

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


                       WESTCORE SMALL-CAP OPPORTUNITY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED MAY 31,*
                                                 ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998              1997             1996              1995
                                                    ----             ----              ----             ----              ----
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                          $26.71           $23.87            $21.35           $15.95            $14.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                      0.08             0.01              0.03             0.04              0.09
  Net realized and unrealized
    gain/(loss) on investments                     (5.35)            6.83              3.37             5.86              1.11
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                           (5.27)            6.84              3.40             5.90              1.20
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.05)           (0.03)            (0.02)           (0.06)            (0.10)
Distributions from net realized                    (1.21)           (3.97)            (0.86)           (0.44)            (0.12)
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (1.26)           (4.00)            (0.88)           (0.50)            (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $20.18           $26.71            $23.87           $21.35            $15.95
TOTAL RETURN                                      (19.72%)          30.40%            16.28%           37.49%            8.15%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                    $88,635           $61,069          $35,962           $23,951           $9,703
  Ratio of expenses to average
    net assets                                     1.30%             1.30%            1.30%             1.30%            1.27%
  Ratio of expenses to average
    net assets without fee waivers                 1.63%             1.66%            1.69%             2.20%            2.77%
  Ratio of net income/(loss) to
    average net assets                             0.37%             0.03%            0.11%             0.24%            0.61%
  Ratio of net investment
    income/(loss) to average net                   0.04%            (0.33%)          (0.28%)           (0.67%)          (0.89%)
    assets without fee waivers
  Portfolio turnover rate (1)                      82.47%           78.48%            77.73%           47.83%            59.17%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $107,762,418 and $65,207,999, respectively.

 * Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                        35

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


                          WESTCORE LONG-TERM BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDED MAY 31,*
                                                  ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998              1997             1996             1995
                                                    ----             ----              ----             ----             ----
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                          $10.36            $9.67            $9.59            $9.87             $9.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                      0.57             0.60              0.62             0.61             0.59
  Net realized and unrealized
    gain/(loss) on investments                     (0.43)            0.96              0.26            (0.27)            0.66
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                            0.14             1.56              0.88             0.34             1.25
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.57)           (0.60)            (0.63)           (0.62)           (0.60)
Distributions from net realized                    (0.06)           (0.27)            (0.17)            0.00             0.00
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.63)           (0.87)            (0.80)           (0.62)           (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $9.87            $10.36            $9.67            $9.59             $9.87
TOTAL RETURN                                       1.21%            16.63%            9.40%            3.41%            14.37%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                    $21,789           $18,466          $20,160          $25,070           $33,440
  Ratio of expenses to average
    net assets                                     0.95%             0.95%            0.95%            0.90%             0.94%
  Ratio of expenses to average
    net assets without fee waivers                 1.22%             1.23%            1.15%            1.07%             0.99%
  Ratio of net income/(loss) to
    average net assets                             5.47%             5.87%            6.37%            6.07%             6.54%
  Ratio of net investment
    income/(loss) to average net                   5.21%             5.58%            6.18%            5.90%             6.49%
    assets without fee waivers
  Portfolio turnover rate (1)                      15.97%           11.05%            27.76%           33.10%           25.09%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $7,158,147 and $3,218,902, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999


--------------------------------------------------------------------------------
36

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

                      WESTCORE INTERMEDIATE-TERM BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED MAY 31,*
                                                 ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998              1997             1996             1995
                                                    ----             ----              ----             ----             ----
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                          $10.51           $10.23            $10.10           $10.27           $10.02
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                      0.61             0.61              0.60             0.60             0.58
  Net realized and unrealized
    gain/(loss) on investments                     (0.24)            0.28              0.13            (0.17)            0.27
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                            0.37             0.89              0.73             0.43             0.85
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.61)           (0.61)            (0.60)           (0.60)           (0.60)
Distributions from net realized                     0.00             0.00              0.00             0.00             0.00
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.61)           (0.61)            (0.60)           (0.60)           (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.27           $10.51            $10.23           $10.10           $10.27
TOTAL RETURN                                       3.54%             8.88%            7.43%            4.26%             8.93%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                    $41,155           $50,159          $63,169          $83,039           $97,619
  Ratio of expenses to average
    net assets                                     0.85%             0.85%            0.85%            0.81%             0.77%
  Ratio of expenses to average
    net assets without fee waivers                 1.01%             0.98%            0.97%            0.92%             0.80%
  Ratio of net income/(loss) to
    average net assets                             5.72%             5.77%            5.81%            5.78%             5.86%
  Ratio of net investment
    income/(loss) to average net                   5.57%             5.65%            5.68%            5.67%             5.83%
    assets without fee waivers
  Portfolio turnover rate (1)                      24.68%           23.45%            27.47%           71.97%           60.86%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $10,907,758 and $19,558,326, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE                                               37

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

                        WESTCORE COLORADO TAX-EXEMPT FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED MAY 31,*
                                                 ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    1999             1998              1997             1996             1995
                                                    ----             ----              ----             ----             ----
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                          $11.06           $10.78            $10.61           $10.70           $10.52
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)                      0.47             0.50              0.50             0.52             0.52
  Net realized and unrealized
    gain/(loss) on investments                     (0.05)            0.28              0.17            (0.10)            0.20
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                            0.42             0.78              0.67             0.42             0.72
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                           (0.47)           (0.50)            (0.50)           (0.51)           (0.54)
Distributions from net realized                     0.00             0.00              0.00             0.00             0.00
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.47)           (0.50)            (0.50)           (0.51)           (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.01           $11.06            $10.78           $10.61           $10.70
TOTAL RETURN                                       3.80%             7.32%            6.46%            3.97%             7.16%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)                                    $45,506           $31,501          $21,348          $13,992           $10,792
  Ratio of expenses to average
    net assets                                     0.53%             0.50%            0.50%            0.44%             0.42%
  Ratio of expenses to average
    net assets without fee waivers                 1.09%             1.17%            1.21%            1.43%             1.62%
  Ratio of net income/(loss) to
    average net assets                             4.21%             4.54%            4.73%            4.87%             5.03%
  Ratio of net investment
    income/(loss) to average net                   3.65%             3.87%            4.02%            3.88%             3.83%
    assets without fee waivers
  Portfolio turnover rate (1)                      12.12%           24.94%            30.78%           10.23%            3.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999, were $19,692,877 and $4,530,137, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999

--------------------------------------------------------------------------------
38

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

APPENDIX I

     PRIOR PERFORMANCE OF INVESTMENT ADVISER FOR GROWTH AND INCOME INVESTING

     On January 1, 1996, the name of Westcore's "Equity Income Fund" was changed to "Growth and Income Fund." The name change reflected a change to a growth and income investment objective and changes to investment policies of the Fund. This section provides performance information for the Investment Adviser's growth and income-investing composite.

     The table on page A-2 includes historical performance data of the Investment Adviser for the only actual discretionary accounts managed by the Investment Adviser during the periods indicated that had investment objectives, policies, strategies and risks substantially similar to those of the Westcore Growth and Income Fund. For the periods prior to October 1, 1995, the performance reflects that of a non-fee paying commingled account. For the period from October 1, 1995, through June 30, 1997, performance reflects that of the Growth and Income Fund. Subsequent to June 30, 1997, the performance also includes that of separately managed account(s) advised by the Investment Adviser. The Investment Adviser's Growth and Income performance has been restated to reflect certain expenses, as set forth in footnote 2 to the table.

     The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Westcore Growth and Income Fund. Investors should not consider this performance data as an indication of future performance of the Westcore Growth and Income Fund or of the Investment Adviser. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of custodial fees, if any, and brokerage commissions and execution costs paid by the account, without provision for federal or state income taxes. The performance presentation is not audited.

     The commingled account and separately managed accounts whose performance is reflected on the following page was not subject to the same types of expenses to which the Westcore Growth and Income Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Westcore Growth and Income Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the commingled account and separately managed accounts could have been adversely affected if the accounts had been regulated as an investment company under the federal securities laws.

     The Investment Adviser's advisory fee schedule for growth and income investing is .65% of assets. Additional information concerning fees charged for investment services offered by the Investment Adviser is contained in
     Part II of the Investment Adviser's Form ADV, which is on file with the Securities and Exchange Commission and is available upon request.


     ---------------------------------------------------------------------------
     Questions?  Call 1-800-392-CORE (2673)                                 A-1

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

               INVESTMENT ADVISER'S GROWTH AND INCOME PERFORMANCE

------------------------------------------------------------------------------------------------------------------------------------
                                  Westcore Growth                               Assets Included in
                                  and Income Fund             Investment         Adviser's Growth
                                (formerly Westcore         Adviser's Growth        and Income
                                  Equity Income               and Income          Performance(1)               Standard & Poor's
          Year(1)                    Fund)(2)               Performance(2)        ($ thousands)                  500 Index(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1989                                   26.36%                     25.53%               $49,554                         31.61%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1990                                   (2.80)%                    (3.67)%              $42,455                         (3.05)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1991                                   31.21%                     42.51%               $58,368                         30.46%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1992                                    4.96%                     12.09%               $63,106                          7.63%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1993                                   11.33%                     16.55%               $72,620                         10.08%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1994                                   (8.39%)                    (4.29)%              $69,021                          1.32%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1995                                   22.45%                     29.53%               $25,125                         37.58%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1996                                   23.25%                     22.85%               $20,294                         26.00%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1997                                   27.25%                     27.84%               $41,203                         33.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1998                                    6.63%                      8.74%               $42,000                         28.58%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1999                                   11.99%                     10.28%               $47,097                         12.38%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Compounded
Annual Return For
5 Years Ended
June 30, 1999                          17.37%                     20.00%                    --                         27.85%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Compounded
Annual Return For
10 Years Ended
June 30, 1999                          13.18%                     16.42%                    --                       18.77%
------------------------------------------------------------------------------------------------------------------------------------

(1) All periods are ended December 31 (and assets are provided at that date) except 1999 figures are for period ended (and assets at) June 30, 1999, and are not annualized.
(2) Annual total return is presented for each year ended December 31 except for period ended June 30, 1999, and compounded annual return is presented for each period, net of expenses. The performance of the Westcore Growth and Income Fund reflects voluntary fee waivers and/or expense reimbursements by the adviser and administrators of the Westcore Growth and Income Fund. These waivers and/or reimbursements may be modified or terminated. The Investment Adviser's Growth and Income performance has been restated so that each year's expenses reflect total expenses (before waivers) that were applicable to the Westcore Growth and Income Fund for the fiscal year ended immediately following that year.
(3) Annual total return is presented for each year ended December 31 except for period ended June 30, 1999, and compounded annual return is presented for each period. The S&P 500 Index is an unmanaged Index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


--------------------------------------------------------------------------------
A-2

EQUITY & BOND FUNDS PROSPECTUS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

APPENDIX II

                             BOND RATING CATEGORIES

MOODY'S INVESTORS SERVICE, INC.

BOND RATING              EXPLANATION
------------------------------------

Aaa                      Highest quality, smallest degree of investment risk.

Aa High quality; together with Aaa bonds, they compose the high-grade bond group.

A Upper medium-grade obligations; some favorable investment attributes.

Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal payments appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time. Some speculative characteristics.

Ba More uncertain, with speculative elements. Questionable protection of interest and principal payments.

B                        Lack characteristics of desirable investment;
                         potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.

Ca                       Speculative in a high degree; may be in default.

C Lowest-rated; extremely poor prospects of ever attaining investment standing; may be in default.

Con Bonds for which the security depends upon completion of some act; rated conditionally.


STANDARD & POOR'S RATINGS GROUP, DIVISION OF MCGRAW HILL

BOND RATING              EXPLANATION
------------------------------------

AAA Highest rating; extremely strong capacity to pay interest and repay principal.

AA High quality; very strong capacity to pay interest and repay principal.

A                        Strong capacity to pay interest and repay principal;
                         somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB                      Adequate capacity to pay interest and repay principal;
                         normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay interest and repay principal than for higher rated bonds.

BB, B,                   Predominantly speculative with respect to the issuer's
CCC,                     capacity to meet required interest and principal
CC, C                    payments. BB - lowest degree of speculation, C -
                         highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

D                        In default.


--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                       B-1

[Mountain Logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[BACK COVER]

WHERE TO FIND MORE INFORMATION

More Fund information is available to you upon request and without charge:

ANNUAL AND SEMI-ANNUAL REPORT

The Annual and Semi-Annual Reports provide additional information about the Funds' investments, performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes additional information about the Funds' investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

Investors can get free copies of the Funds' Annual Report, Semi-Annual Report or SAI. They may also request other information about the Funds and make shareholder inquiries.

Write to:

Westcore Funds
             370 17th Street
             Suite 3100
             Denver, CO  80202

By phone:
             1-800-392-CORE (2673)

E-mail:      www.westcore.com

Information about the Funds (including the Funds' SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

The Westcore Funds Investment Company Act File No. is 811-3373

Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.

WC110

                                  [FRONT COVER]


                                 [MOUNTAIN LOGO]

                                 WESTCORE FUNDS




                            WESTCORE FUNDS PROSPECTUS

               [Black and white photograph of mountain and trees]

                                 October 1, 1999





     Westcore International Equity Fund
     Westcore Small-Cap Growth Fund
     Westcore Select Fund




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                   -------------------------------------------------------------
                   Westcore Funds are managed by Denver Investment Advisors LLC.

[Mountain logo] WESTCORE FUNDS             Better research makes the difference.

--------------------------------------------------------------------------------
October 1, 1999


                                TABLE OF CONTENTS

                                                                           PAGES
RISK/RETURN SUMMARY
Westcore Funds..............................................................1
Fees and Expenses of the Funds..............................................4

TYPES OF INVESTMENT RISK

HOW TO INVEST AND OBTAIN INFORMATION
How to Contact Westcore Funds...............................................6
Purchasing Shares..........................................................13
Exchanging Shares..........................................................15
Redeeming Shares...........................................................17
General Account Policies...................................................18
Additional Information on Telephone Service................................19

Distributions and Taxes....................................................21
Management of the Funds....................................................22

--------------------------------------------------------------------------------
         370 Seventeenth Street - Suite 3100 - Denver, Colorado 80202 -
                             1-800-392-CORE (2673)

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountains and trees]

RISK/RETURN SUMMARY

WESTCORE INTERNATIONAL EQUITY FUND

     THE WESTCORE INTERNATIONAL EQUITY FUND is designed for investors seeking long-term growth of capital and who can tolerate the risks associated with investments in international common stocks.

WHAT IS THE INVESTMENT OBJECTIVE OF THE WESTCORE INTERNATIONAL EQUITY FUND?

     WESTCORE INTERNATIONAL EQUITY FUND seeks long-term growth of capital primarily through investments in international companies.

Upon notice to shareholders, the Board of Trustees may change the Fund's investment objective without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE INTERNATIONAL EQUITY
FUND?

     WESTCORE INTERNATIONAL EQUITY FUND invests primarily in the common stock of international companies of all sizes. Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of foreign companies in at least five different developed countries. However, at times the Fund may invest in fewer than five developed countries or even a single developed country.

     The portfolio manager emphasizes those developed countries that appear strongest from a macro-economic view based on the investment adviser's analysis. Within each country, the manager performs intensive research to identify companies in businesses and economic sectors with attractive growth prospects. To identify attractive stocks for the Fund, the manager studies a company's business by analyzing its financial information, industry, markets and competitors, visiting their operations and/or interviewing management. Generally, a company is considered for the Fund if the investment adviser believes the company's management team has the ability to execute their business plans and increase their market share within their country or internationally though innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks may be sold when conditions have changed and the company's prospects and/or valuations are no longer attractive.

     The Fund considers foreign companies to include those domiciled outside the United States, deriving at least half of their revenue from sales or production outside the United States, or with the principal trading market of their securities outside the United States. The Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Emerging market countries are considered to be those countries not listed as developed countries above.

     The Fund may enter into foreign currency exchange transactions from time to time to hedge the risks of fluctuations in foreign currencies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE INTERNATIONAL EQUITY FUND?

     As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, the Fund is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Fund.

     Westcore International Equity Fund's exposure to foreign markets can regularly effect the net asset value (NAV) and total return of the Fund due to fluctuations in currency exchange rates or changing political or economic

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                         1

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

conditions in a particular country (foreign risk). Emerging market securities are particularly subject to foreign risks. Therefore the value of this Fund may be more volatile than equity funds investing only in domestic companies.

     The Fund may use a variety of currency hedging techniques to manage exchange rate risk. The manager believes the use of these techniques will benefit the Fund, however the Fund's performance could be worse if the manager's judgement proves incorrect.

     An investment in this Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WESTCORE SMALL-CAP GROWTH FUND

     THE WESTCORE SMALL-CAP GROWTH FUND is designed for investors seeking long-term growth of capital and who can tolerate the risks associated with investments in common stocks.

WHAT IS THE INVESTMENT OBJECTIVE OF THE WESTCORE SMALL-CAP GROWTH FUND?

     WESTCORE SMALL-CAP GROWTH FUND seeks long-term growth of capital primarily through investments in small companies with growth potential.

Upon notice to shareholders, the Board of Trustees may change the Fund's investment objective without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE SMALL-CAP GROWTH FUND?

     WESTCORE SMALL-CAP GROWTH FUND invests primarily in the common stock of small companies which appear to have above average revenue and earnings growth potential. This includes, but is not limited to, Initial Public Offerings ("IPO"), a corporation's first offering of stock to the public. Small companies may benefit from factors such as new products and services and more entrepreneurial management. Small company stocks may have higher return/risk potential than larger company stocks.

     The portfolio manager of the Westcore Small-Cap Growth Fund performs intensive research to identify companies in businesses and economic sectors with attractive growth prospects. To identify attractive stocks for the Fund, the manager studies a company's business by analyzing its financial information, industry, markets and competitors, frequently visiting their operations and/or interviewing management. Generally, the company is considered for the Fund if the investment adviser believes the company's management team has the ability to execute their business plans and increase their market share with innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks may be sold when conditions have changed and the company's prospects and/or valuations are no longer attractive.

     Under normal market conditions at least 65% of the value of this Fund's total assets is invested in companies with market capitalizations of $2.5 billion or less at the time of purchase.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE SMALL-CAP GROWTH FUND?

     As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, the Fund is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Fund.

     Westcore Small-Cap Growth Fund is subject to the additional risk that the stocks of smaller and newer issuers can be more volatile due to lack of financial resources, product diversification and competitive strengths of larger companies. Therefore the value of this Fund may be more volatile.

--------------------------------------------------------------------------------
2

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]


     IPO shares, in particular, are subject to market risk and liquidity risk. The price of IPO shares can be highly unstable, due to factors including the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited investor information. The purchase of IPO shares may involve higher transaction costs.

     An investment in this Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

WESTCORE SELECT FUND

     THE WESTCORE SELECT FUND is designed for investors seeking long-term growth of capital and who can tolerate the risks associated with investments in common stocks.

WHAT IS THE INVESTMENT OBJECTIVE OF THE WESTCORE SELECT FUND?

     WESTCORE SELECT FUND seeks long-term growth of capital primarily through investments in companies of any size selected for their growth potential.

Upon notice to shareholders, the Board of Trustees may change the Fund's investment objective without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE SELECT FUND?

     WESTCORE SELECT FUND invests in the common stock of companies of any size, with an emphasis on larger companies. The portfolio manager looks for companies in attractive industries with above average revenue and earnings growth opportunities. The Fund normally invests in a core group of 20 to 35 common stocks. If the portfolio manager is unable to find investments with above average revenue and earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

     The portfolio manager of the Westcore Select Fund performs intensive research to identify companies in businesses and economic sectors with attractive growth prospects. To identify attractive stocks for the Fund, the manager studies a company's business by analyzing its financial information, industry, markets and competitors, frequently visiting their operations and/or interviewing management. Generally, a company is considered for the Fund if the portfolio manager believes the company's management team has the ability to execute their business plans, increase their market share and become market leaders through innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks are sold when conditions have changed and the company's prospects and/or valuations are no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE SELECT FUND?

     As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, the Fund is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Fund.

     Westcore Select Fund may from time to time invest in fewer companies and/or industries than other Westcore portfolios. These companies and or industries may react similarly to certain negative market or industry conditions (concentration risk). Also the appreciation or depreciation of a single stock may have a greater impact on net asset value than if the Fund held a greater number of issues. Therefore the value of this Fund may be more volatile than funds which hold a greater number of issuers.

     An investment in this Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                         3

[Mountain logo] WESTCORE FUNDS

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[Black and white photograph of mountain and trees]

FEES AND EXPENSES OF THE FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

-------------------------------------------------------------------------------------------------------------------

                                        Westcore                   Westcore                  Westcore
                                  International Equity            Small-Cap                   Select
                                          Fund                   Growth Fund                   Fund

-------------------------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly                       None                       None                      None
from your investment)

-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------------------------------------

Management Fees(1)                                                   1.00%                     0.65%

-------------------------------------------------------------------------------------------------------------------

Distribution Fees                                                    None                      None

-------------------------------------------------------------------------------------------------------------------

Other Expenses(1)                                                    3.76%                     2.07%

-------------------------------------------------------------------------------------------------------------------

Total Annual Fund                                                    4.76%                     2.72%
Operating Expenses

-------------------------------------------------------------------------------------------------------------------

Fee Waiver and                                                      (3.46)%                   (1.57)%
Expense Reimbursement(1)

-------------------------------------------------------------------------------------------------------------------

Net Annual Fund                                                      1.30%                     1.15%
Operating Expenses(1)

-------------------------------------------------------------------------------------------------------------------

(1) The Funds are new and the Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses, which are estimated, for the Small-Cap Growth and Select Funds until at least May 31, 2000, so that Net Annual Fund Operating Expenses will be no more than 1.30% and 1.15% for each Fund, respectively, for the current fiscal year. You will be notified if these waivers and/or reimbursements are discontinued after that date resulting in a material change in the expense ratio.

--------------------------------------------------------------------------------
4

[Mountain logo] WESTCORE FUNDS

--------------------------------------------------------------------------------
[Black and white photograph of mountain and trees]

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUNDS FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS AND THAT NET ANNUAL OPERATING EXPENSES FOR ONE YEAR AND GROSS ANNUAL OPERATING EXPENSES FOR ADDITIONAL YEARS SET FORTH IN THE TABLE ON PAGE 4 ARE INCURRED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUNDS' OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


      ------------------------------------------------------------------
                                             Westcore
                        Westcore             Small-Cap          Westcore
                  International Equity        Growth             Select
                          Fund                 Fund               Fund

      ------------------------------------------------------------------

      One Year             ---                 $132               $117

      ------------------------------------------------------------------

      Three Years          ---                $1,433              $844

      ------------------------------------------------------------------

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)                                         5

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[Mountain logo] WESTCORE FUNDS

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[Black and white photograph of mountain and trees]

TYPES OF INVESTMENT RISK

     The principal risks of investing in each Fund are described previously in this prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds. Risks associated with particular types of investments each Fund makes are described in this section and in the Statement of Additional Information referred to on the back page.

GENERAL RISKS OF INVESTING IN EACH OF THE FUNDS

LIQUIDITY RISK - ALL FUNDS

     Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk applies, for example, to variable and floating rate demand notes; variable amount demand securities and restricted securities that the Funds may purchase; short-term funding agreements that each Fund may purchase; and the futures contracts in which each Fund may engage. Illiquid securities also include repurchase agreements, securities loans and time deposits with notice/termination dates of greater than seven days, certain municipal leases and certain securities subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. Each Fund may invest up to 15% of its net assets at the time of purchase, in securities that are illiquid. A domestically traded security that is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

MANAGEMENT RISK - ALL FUNDS

     A strategy that the Adviser uses may fail to produce the intended results. The particular securities and types of securities a Fund holds may underperform other securities and types of securities. There can be no assurance a Fund will achieve its investment objective. Certain policies of each Fund, which may not be changed without a shareholder vote, are described in the Statement of Additional Information.

MARKET RISK - ALL FUNDS

     The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

OTHER TYPES OF INVESTMENTS - ALL FUNDS

     This prospectus describes each Fund's principal investment strategies, and the types of securities in which each Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risk involved - are described in detail in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

PORTFOLIO TURNOVER RISKS - ALL FUNDS

The Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, which must be borne by

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a Fund and its shareholders. It may also result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return. See "Financial Highlights" for the Funds' historical portfolio turnover rates.

TEMPORARY DEFENSIVE POSITIONS - ALL FUNDS

     Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments include various short-term instruments. If any Fund takes temporary position at the wrong time, the position would have an adverse impact on that Fund's performance. The Fund may not achieve its investment objective. The Funds reserve the right to invest all of their assets in temporary defensive positions.


ADDITIONAL RISKS THAT APPLY TO INVESTMENTS IN CERTAIN OF THE FUNDS

DERIVATIVE RISK - ALL FUNDS

     The term derivative covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to or otherwise not react in tandem with interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms. Loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments which may be leveraged. A Fund may use derivatives to: increase yield; hedge against a decline in principal value; invest with greater efficiency and lower cost than is possible through direct investment; adjust the Fund's duration; or provide daily liquidity.

     Hedging is the use of one investment to offset the effects of another investment. To the extent that a derivative is used as a hedge against an opposite position that the Fund also holds, a loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedging also involves correlation risk - the risk that changes in the value of a hedging instrument may not match those of the asset being hedged.

     To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

FOREIGN SECURITIES RISKS - ALL FUNDS

     When a Fund invests in foreign securities, it will be subject to special risks not typically associated with domestic issuers resulting from less government regulation, less public information and less economic, political and social stability. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. A Fund which invests in foreign securities will also be subject to the diplomatic risk that an adverse change in the diplomatic relations between the U.S. and another country might reduce the value or liquidity of investments. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

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     Foreign risks will normally be greatest when a Fund invests in issuers located in emerging markets. Securities issued in emerging market countries, in particular, may be more sensitive to certain economic changes and less liquid. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities receiving payment and also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to a Fund.

     Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

     Each of the Funds may invest in foreign currency denominated securities. A Fund which invests in foreign currency denominated securities will also be subject to the risk of negative foreign currency rate fluctuations. A change in the exchange rate between U.S. dollars and foreign currency may reduce the value of an investment made in a security denominated in that foreign currency. The International Equity Fund may hedge against foreign currency risk, and the other Funds may do so on unsettled trades, but none of the funds is required to do so.

     Investments in foreign securities may be in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs) and similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities. Up to 25% of the Small-Cap Growth and Select Funds' assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through ADRs.

     Year 2000 risks may be greater for foreign issuers than domestic issuers.

SMALL-CAP STOCK RISK - SMALL-CAP GROWTH FUND

     Smaller capitalization stocks involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements, for reasons including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Small companies in which the Funds may invest may have limited product lines, markets or financial resources, or may be dependent on a small management group. In particular, investments in unseasoned companies present risks considerably greater than investments in more established companies.

YEAR 2000 RISKS - ALL FUNDS

     Like other investment companies and financial service providers, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Year 2000 Issue arises because most computer systems were designed to handle only a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account

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services. The Adviser and Administrators are taking steps to address the Year
2000 Issue with respect to the computer systems that they use and to obtain assurance that comparable steps are being taken by the Fund's other major service providers, none of whom are affiliated with the Adviser or Administrators. As of the date of this prospectus, it is not anticipated that shareholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Issue. However, there can be no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not adversely impact the Fund as a result of the Year 2000 Issue. In addition, the issuers of securities the Fund owns could have Year 2000 problems. For instance, the issuers' ability to make timely payments of dividends or interest and principal or to continue their operations or services may be impaired by the inadequate preparation of computer systems for the Year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally, which, in turn, could impact the Fund's performance. Also, it is possible that the normal operations of the Funds will in any event be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform services as a result of the Year 2000 Issue.

ADDITIONAL RISKS THAT APPLY TO PARTICULAR TYPES OF INVESTMENTS

CONVERTIBLE SECURITIES - ALL FUNDS

     These Funds may invest in convertible securities, including bonds and preferred stocks, which may be converted into common stock at a specified price or conversion ratio. The Funds use the same research-intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks.

     The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the specified price.

CASH POSITION - WESTCORE SELECT FUND ONLY

     When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does no always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS - ALL FUNDS

These Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, and may enter into currency exchange transactions from time to time. A Fund will purchase foreign currencies on a "spot" or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under a forward currency exchange contract, the Fund would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Forward currency exchange transactions establish an exchange rate at a future date and are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. These contracts generally have no deposit requirement and are traded at a net price without commission. Neither spot transactions nor forward foreign

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currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to a Fund if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Fund's Board of Trustees.

     Forward foreign currency exchange contracts allow a Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. It is thereby possible to focus on the opportunities presented by the security apart from the currency risk. Although these contracts are of short duration, generally between one and twelve months, they frequently are rolled over in a manner consistent with a more long-term currency decision. Although foreign currency hedging transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     A Fund may maintain "short" positions in forward foreign currency exchange transactions whereby the Fund would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to a Fund's investments, the Fund would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

INITIAL PUBLIC OFFERINGS - WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT
FUND

     Each of these Funds may invest a portion of its assets in securities of companies offering shares in IPOs. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

     The Funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

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OTHER INVESTMENT COMPANIES - ALL FUNDS

     The Funds may invest their cash balances in other investment companies that invest in high quality, short-term debt securities. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

REITS - ALL FUNDS

     The Funds may invest in securities issued by equity and mortgage REITs, which are real estate investment trusts. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property.

     REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also heavily dependent on cash flow and are subject to the risk that borrowers may default.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS - ALL FUNDS

     In a repurchase agreement, a Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss because of adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

     Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

U.S. GOVERNMENT OBLIGATIONS - ALL FUNDS

     The Funds invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

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WESTCORE FUNDS SPECTRUM

     The spectrum below shows the Adviser's assessment of the potential risk of the Westcore Funds relative to one another. The spectrum is not indicative of the future volatility or performance of the Funds and should not be used to compare the Funds with other mutual funds or types of investments.

-------------------------------------------------------------------------------------------------------------------
FUNDS                               CONSERVATIVE                       MODERATE                          AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------
Westcore International Equity Fund
                                                                                                         ----------

Westcore Small-Cap Growth Fund
                                                                                                  ----------

Westcore Select Fund
                                                                                                  ----------

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12
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HOW TO INVEST AND OBTAIN INFORMATION

This section tells you how to purchase, exchange and redeem your shares. It also explains various services and features offered in connection with your account.
You may open an account and purchase shares of the Westcore Funds by completing an Account Application and returning it to Westcore with your check made payable to Westcore Funds. You may obtain an Account Application by calling
1-800-392-CORE (2673).

HOW TO PURCHASE, EXCHANGE AND REDEEM

Please call Westcore Funds at 1-800-392-CORE (2673) if you have any questions or need any information. ALPS Mutual Funds Services, Inc. is the distributor for Westcore Funds and has its principal office at 370 Seventeenth Street, Suite
3100, Denver, CO 80202.

HOW TO CONTACT WESTCORE FUNDS
-----------------------------

By Regular Mail, Express, Certified
     or Registered Mail:
                                        Westcore Funds
                                        PMB 515
                                        303 16th Street, Suite 016
                                        Denver, CO 80202-5657

By Telephone:
                                        Westcore Investor Service Representative
                                        Weekdays 7 a.m. to 6 p.m. mountain time
                                        1-800-392-CORE (2673)

PURCHASING SHARES
-----------------

By Mail                             IF YOU ARE OPENING A NEW ACCOUNT:

                                        Send a completed Account Application
                                        with a check or money order made out to
                                        Westcore Funds and mail to Westcore
                                        Funds at the address above. Please be
                                        sure to provide your Social Security or
                                        taxpayer identification number on the
                                        application. Westcore Funds are only
                                        available to U.S. citizens or residents.

                                    IF YOU ARE ADDING TO AN EXISTING ACCOUNT:

                                        Please send a written request, following the instructions on pg. 18, along with the check or money order made out to Westcore Funds at the address above.

                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                                    FUND OFFERED BY THIS PROSPECTUS AND YOU WISH
                                    TO OPEN A NEW ACCOUNT WITH IDENTICAL
                                    REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                                    FUND OFFERED BY THIS PROSPECTUS:

                                        Send a written request, following the
                                        instructions on pg. 18 and include a
                                        check or money order made out to
                                        Westcore Funds.

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PURCHASING SHARES (continued)

By Telephone                        IF YOU ARE ADDING TO AN EXISTING ACCOUNT:

                                        You can make purchases into Westcore
                                        Funds accounts by calling 1-800-392-CORE
                                        (2673) and speaking with a Westcore
                                        Investor Service Representative during
                                        normal business hours.

                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                                    FUND OFFERED BY THIS PROSPECTUS AND YOU WISH
                                    TO OPEN A NEW ACCOUNT WITH IDENTICAL
                                    REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                                    FUND OFFERED BY THIS PROSPECTUS:

                                        You can open a new account, copying your existing Westcore Funds account registration and account options, by calling 1-800-392-CORE (2673) and speaking with a Westcore Investor
                                        Service Representative during normal
                                        business hours.

By Automatic Investment Plan            Complete the Automatic Investment Plan
                                        Section of your new Account Application
                                        to have money automatically withdrawn
                                        from your bank account monthly,
                                        quarterly or annually (minimum is the
                                        equivalent of at least $50 per month).
                                        Mail the application to Westcore Funds
                                        at the address on pg. 13.

                                        To add an Automatic Investment Plan to
                                        your existing account, please call us
                                        for the appropriate form.


By Wire                             IF YOU ARE ADDING TO AN EXISTING ACCOUNT:

                                        You can make purchases into Westcore
                                        Funds accounts by a wire transaction.
                                        Please call 1-800-392-CORE (2673) and
                                        speak with a Westcore Investor Service
                                        Representative during normal business
                                        hours for wiring instructions.

                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                                    FUND OFFERED IN THIS PROSPECTUS AND YOU WISH
                                    TO OPEN A NEW ACCOUNT WITH IDENTICAL
                                    REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                                    FUND OFFERED BY THIS PROSPECTUS:

                                        You can open a new account copying your
                                        existing Westcore Funds account
                                        registration and account options by
                                        calling 1-800-392-CORE (2673) and
                                        receiving wiring instructions from a
                                        Westcore Investor Service Representative during normal business hours.

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PURCHASING SHARES (CONTINUED)

In Person                           IF YOU ARE OPENING A NEW ACCOUNT IN A FUND
                                    OFFERED IN THIS PROSPECTUS OR ADDING TO AN
                                    EXISTING ACCOUNT:

                                        A Westcore Investor Service
                                        Representative will be happy to assist
                                        you in person at 370 Seventeenth Street, Suite 3100, Denver, CO 80202 during normal business hours to open a new account or add to an existing account.

Please make checks payable to Westcore Funds in U.S. dollars and drawn on a bank located in the U.S. You may not purchase shares by cash, credit card, third party checks or checks drawn on foreign banks.

If a check does not clear your bank, the Funds reserve the right to cancel the purchase. If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase.
If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. The Funds reserve the right to reject any order.

If you are purchasing shares in a retirement account (expected to be available for these Funds on or about November 1, 1999), please indicate whether the purchase is a rollover or a current or a prior-year contribution.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the other Funds offered in this prospectus. Exchanges must meet the "Minimum Investments" described on pg. 18.
Exchanges between accounts will be accepted only if the registrations are identical. You should read the prospectus for the Fund into which you are exchanging. Please remember an exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non tax-deferred account. For further information on the exchange privilege, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

By Mail                             IF YOU ARE EXCHANGING INTO AN EXISTING
                                    ACCOUNT:

                                        Please send a written request, following the instructions on pg. 18.

                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                                    FUND OFFERED BY THIS PROSPECTUS AND YOU WISH
                                    TO EXCHANGE INTO A NEW ACCOUNT WITH
                                    IDENTICAL REGISTRATION AND ACCOUNT OPTIONS
                                    IN ANOTHER FUND OFFERED BY THIS PROSPECTUS:

                                        Please send a written request, following the instructions on pg. 18.

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EXCHANGING SHARES (CONTINUED)

By Telephone                        IF YOU ARE EXCHANGING INTO AN EXISTING
                                    ACCOUNT:

                                        Your account will automatically have
                                        telephone privileges, unless you
                                        specifically decline this option on the
                                        application or in writing. You can make
                                        exchanges into Westcore Funds accounts
                                        by calling 1-800-392-CORE (2673) and
                                        speaking with a Westcore Investor
                                        Service Representative during normal
                                        business hours.

                                    IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                                    FUND OFFERED BY THIS PROSPECTUS AND YOU WISH
                                    TO EXCHANGE INTO A NEW ACCOUNT WITH
                                    IDENTICAL REGISTRATION AND ACCOUNT OPTIONS
                                    IN ANOTHER FUND OFFERED BY THIS PROSPECTUS:

                                        Your account will automatically have
                                        telephone privileges, unless you
                                        specifically decline this option on the
                                        application or in writing. You can
                                        exchange into a new account copying your existing Westcore Funds account registration and account options by calling 1-800-392-CORE (2673) and speaking with a Westcore Investor
                                        Service Representative during normal
                                        business hours.

Automatically                           Call 1-800-392-CORE (2673) to receive
                                        instructions for automatically
                                        exchanging shares between Funds on a
                                        monthly, quarterly or annual basis.

In Person                           IF YOU ARE EXCHANGING INTO A NEW ACCOUNT IN
                                    A FUND OFFERED BY THIS PROSPECTUS OR AN
                                    EXISTING ACCOUNT:

                                            A Westcore Investor Service
                                            Representative will be happy to
                                            assist you in person at 370
                                            Seventeenth Street, Suite 3100,
                                            Denver, CO 80202 during normal
                                            business hours to process an
                                            exchange into a new account or
                                            between existing accounts.

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REDEEMING SHARES

You may redeem your Fund shares on any business day which the New York Stock
Exchange is open. If you have any questions about how to redeem your shares, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within seven business days after receipt of a valid redemption request.

If you have authorized the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally on the next business day after receipt of a valid redemption request.

If you have authorized the electronic funds transfer service, your redemption proceeds will be transferred directly into your designated bank account normally on the second business day after receipt of a valid redemption request.

If the shares being redeemed were purchased by check, telephone or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.

By Mail Please send a written request, following the instructions on pg. 18.

By Telephone                            Your account will automatically have
                                        telephone privileges, unless you
                                        specifically decline this option on the
                                        application or in writing. You can make
                                        redemptions from Westcore Funds accounts
                                        by calling 1-800-392-CORE (2673) and
                                        speaking with a Westcore Investor
                                        Service Representative during normal
                                        business hours.

By Systematic Withdrawal Plan           Complete the Systematic Withdrawal Plan
                                        Section of your new Account Application
                                        or call 1-800-392-CORE (2673) for the
                                        appropriate form to have money
                                        automatically sent to your bank account
                                        monthly, quarterly or annually in any
                                        multiple of $50.

                                        To add a Systematic Withdrawal Plan to
                                        your existing account, please call us
                                        for the appropriate form.

                                        Participation requires a minimum of
                                        $10,000 in a Fund in order to initiate
                                        this plan. All dividends and
                                        distributions credited to your account
                                        must be reinvested.

By Wire Call 1-800-392-CORE (2673) during normal business hours or write Westcore Funds, PMB 515, 303 16th Street, Suite 016,
                                        Denver, CO 80202. You will need to
                                        include proper written instructions as
                                        described on pg. 18. There is a $1,000
                                        minimum per transaction made by wire.

In Person                               A Westcore Investor Service
                                        Representative will be happy to assist
                                        you in person at 370 Seventeenth Street,
                                        Suite 3100, Denver, CO 80202 during
                                        normal business hours to process a
                                        redemption order.

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Questions?  Call 1-800-392-CORE (2673)                                        17

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GENERAL ACCOUNT POLICIES

Westcore Funds may modify or terminate account policies, services and features, but subject to the Funds' right to limit account activity or redeem involuntarily as described below, will not materially modify or terminate them without giving shareholders 60 days' written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.

Minimum Investments                                Amount
To open a new account                              $1,000
To open a new retirement or certain other
   other accounts (expected to be available for
   these Funds on or about November 1, 1999)         $250
To open a new account with an
   automatic investment plan                            0
To add to any type of account                          50

Written Instructions

To process transactions in writing, your request should be sent to Westcore Funds, PMB 515, 303 16th Street, Suite 016, Denver, Colorado 80202-5657 and must include the following information:

-   The name of the Fund(s).
-   The account number(s).
-   The amount of money or number of shares.
-   The name(s) on the account.
- The signature(s) of all registered account owners (signature guaranteed, if applicable).
-   Your daytime telephone number.

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ADDITIONAL INFORMATION ON TELEPHONE SERVICE

Normal business hours to speak with a Westcore Investor Service Representative at 1-800-392-CORE (2673) are 7 a.m. - 6 p.m. mountain time, Monday through Friday.

You must authorize, on your account application or otherwise in writing, the ability to perform purchases and redemptions by electronic transfer from your bank account via the telephone service.

You may choose to initiate certain transactions by telephone. Although Westcore Funds has designed procedures to enhance security, including testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the address of record, shareholders may give up some level of security by choosing to purchase, exchange or redeem shares by telephone rather than by mail. Westcore Funds has designed procedures to confirm that telephone transaction requests are genuine. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone transactions when these procedures are followed, and Westcore has a reasonable belief that the transaction is genuine. It may be difficult to reach the Funds by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described in this prospectus.

The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

Certain telephone transaction privileges are not available for certain retirement accounts.

Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.

The guarantee must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed in the name of the guarantor by an authorized person with that person's title and the date. Westcore Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee a signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the U.S.

To protect your accounts from fraud, the following transactions will require a signature guarantee:

-   Transferring ownership of an account.
-   Redeeming more than $200,000 from your account.
-   Redeeming by check payable to someone other than the account owner(s).
-   Redeeming by check mailed to an address other than the address of record.
- Redemption check mailed to an address that has been changed within the last 30 days of the redemption request without a signature guarantee.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Redemption of Low Balance Accounts

If your account balance falls below the required minimums presented on page 18, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment plan that is the equivalent of at least $50 per month. If action is not taken within 90 days of the notice, the shares held in the account will be redeemed and the proceeds will be sent by check to your address of record. We reserve the right to increase the investment minimums.

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Questions?  Call 1-800-392-CORE (2673)                                        19
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Limit on Account Activity

Because excessive account transactions can disrupt management of the Funds and increase the Funds' cost for all shareholders, Westcore reserves the right to refuse a share purchase and/or revoke an investor's exchange privilege at any time.

Involuntary Redemptions

We reserve the right to close an account if the shareholder is deemed to engage in activities that are illegal or otherwise believed to be detrimental to the Fund.

Address Changes

To change the address on your account, call 1-800-392-CORE (2673) or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call 1-800-392-CORE (2673).

Quarterly Shareholder Statements and Reports

Westcore Funds will send you a shareholder statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you by January 31 of each year and filed with the Internal Revenue Service.

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds. Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.

Price of Fund Shares

All purchases, redemptions and exchanges will be processed at the net asset value (NAV) next calculated after your request and payment, if required, are received by the transfer agent or certain authorized broker-dealers, other institutions or designated intermediaries in proper form. A Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange (NYSE), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the transfer agent or certain authorized broker-dealers, other institutions or designated intermediaries by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading on the next business day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

A Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund's investments are valued at market value or, when market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt

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securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

Westcore has authorized certain broker-dealers and other institutions to accept on its behalf purchase and redemption orders made through a "mutual fund supermarket." Such authorized institutions may designate other intermediaries to accept purchase and redemption orders on behalf of Westcore.

Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with Denver Investment Advisors, any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore requires. Service Organizations may impose charges, restrictions, transaction procedures or cut off times different from those applicable to shareholders who invest in Westcore directly.

A Service Organization may receive fees from the Trust of Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.

DISTRIBUTIONS AND TAXES

A Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date. Income dividends are declared and paid annually and capital gain dividends are generally declared and paid in December.

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673).

TAXES

FEDERAL TAXES

     Each year, the Funds distribute all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

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     You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of capital. This is known as "buying into a dividend." It is generally not to your advantage to purchase shares just before a distribution.

     You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

     Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     It is expected that the Westcore International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Westcore International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal Securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Denver Investment Advisors LLC, with principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202, serves as the investment adviser to the Funds. The Adviser was organized in 1994. It is owned by the principal officers and employees of its predecessor firm. As of May 31, 1999, it had approximately $10.5 billion in assets under active management, including $732 million for nine investment company portfolios.

Denver Investment Advisors provides a continuous investment program for the Funds, including investment research and management. The Adviser makes investment decisions for the Funds and places orders for all purchases and sales of the Funds' portfolio securities.

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MANAGEMENT EXPENSES

The management fees are set forth below and are expressed as an annual percentage of a Fund's average daily net assets.

                                                      Contractual Advisory Fees
Fee Schedule
----------------------------------------------------- -------------------------
Westcore International Equity Fund*
----------------------------------------------------- -------------------------

Westcore Small-Cap Growth Fund*                                   1.00 %
----------------------------------------------------- -------------------------

Westcore Select Fund*                                             0.65 %
----------------------------------------------------- -------------------------

* The International, Small-Cap Growth and Select Funds have operated for less than a full fiscal year. The fees stated represents the maximum contractual investment advisory fees.


INVESTMENT PERSONNEL

JOHN N. KARNS, a vice president of Denver Investment Advisors, has primarily been responsible for managing the portfolios of small-cap and large-cap institutional clients as well as managing Denver Investment Advisors' IPO investments. Prior to joining Denver Investment Advisors in 1998, John worked as a vice president and co-portfolio manager at Smith Barney for three years and in institutional research for one year.

GERALD W. PETERSON, CFA, a vice president of Denver Investment Advisors, has primarily been responsible for analyzing a diverse set of industry sectors for the MIDCO style of investing. Upon becoming responsible for the day-to-day management for the Select Fund at its inception (October 1, 1999), he expanded his focus to include all industry sectors. Prior to joining Denver Investment Advisors in 1982, Jerry served eight years as assistant vice president and portfolio manager at National Investment Services of America and six years as an investment officer at CAN Financial.

CO-ADMINISTRATORS

ALPS Mutual Fund Services, Inc. and Denver Investment Advisors serve as co-administrators to the Funds and receive fees in such capacity. Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of each Fund and to compute the net asset value and certain other financial information relating to each Fund.

The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to a Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by a Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to a Fund or its shareholders.

TRANSFER AGENT

ALPS Mutual Funds Services, Inc.
370 Seventeenth Street, Suite 3100
Denver, CO 80202

provides the Funds with transfer agency services in return for compensation.
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Questions?  Call 1-800-392-CORE (2673)                                        23
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WHERE TO FIND MORE INFORMATION

More Fund information is available to you upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes additional information about the Funds' investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

Investors can get free copies of the Funds' SAI. They may also request other information about the Funds and make shareholder inquiries.

Write to:  Westcore Funds
           PMB 515
           303 16th Street
           Suite 016
           Denver, CO  80202


By phone:  1-800-392-CORE (2673)

E-mail:    www.westcore.com

Information about the Funds (including the Funds' SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

The Westcore Funds Investment Company Act File No. is 811-3373

Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.

                                                                 OCTOBER 1, 1999


                                 WESTCORE TRUST
                                  (THE "TRUST")

                            INTERNATIONAL EQUITY FUND


     SUPPLEMENT DATED OCTOBER 1, 1999 TO PROSPECTUS DATED OCTOBER 1, 1999 FOR THE SMALL-CAP GROWTH, SELECT AND INTERNATIONAL EQUITY FUNDS


     Shares of the International Equity Fund are not currently available for purchase.